UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00810
                                                     ---------

                               Phoenix Series Fund
       ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer,           John H. Beers, Esq.
       Counsel and Secretary for Registrant        Vice President and Counsel
          Phoenix Life Insurance Company         Phoenix Life Insurance Company
                 One American Row                       One American Row
              Hartford, CT 06103-2899                Hartford, CT 06103-2899
       ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2006
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX SERIES FUND
GLOSSARY
July 31, 2006


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("FANNIE MAE")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("GINNIE MAE")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Balanced Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                                      PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
U.S. GOVERNMENT SECURITIES--1.8%

U.S. TREASURY BONDS--1.4%
U.S. Treasury Bond 5.375%, 2/15/31(k)                                $       6,535       $     6,757,086
U.S. Treasury Bond 4.50%, 2/15/36(k)                                         8,635             7,881,458
                                                                                         ---------------
                                                                                              14,638,544
                                                                                         ---------------
U.S. TREASURY NOTES--0.4%
U.S. Treasury Note 4.875%, 5/15/09(k)                                          160               159,787
U.S. Treasury Note 5.125%, 5/15/16(k)                                        3,895             3,935,473
                                                                                         ---------------
                                                                                               4,095,260
--------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,625,464)                                                                 18,733,804
--------------------------------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--8.1%

FHLMC 5.75%, 12/15/18                                                        1,713             1,712,486
FNMA 6%, '17-'36                                                             5,602             5,582,771
FNMA 4.50%, 4/1/19                                                             592               566,400
FNMA 4.50%, 6/1/19                                                           8,764             8,382,918
FNMA 4%, 7/1/19                                                                 89                83,511
FNMA 4%, 6/1/20                                                              2,168             2,019,976
FNMA 5%, '20-'35                                                            34,527            32,938,249
FNMA 5.50%, '34-'36                                                         26,010            25,366,527
GNMA 6.50%, '23-'32                                                          6,819             6,960,986
GNMA 6%, 8/15/32                                                             1,023             1,024,799
--------------------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $86,844,161)                                                                 84,638,623
--------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS--3.4%

CALIFORNIA--2.0%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA
  Insured)                                                                   4,235             4,498,544
Alameda Corridor Transportation Authority
  Taxable Series C 6.60%, 10/1/29 (MBIA
  Insured)                                                                   2,750             2,976,903
Alameda Corridor Transportation Authority
  Taxable Series D 6.25%, 10/1/14 (MBIA
  Insured)                                                                     500               519,685

                                                                      PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

CALIFORNIA--(CONTINUED)
Contra Costa County Fire Department Taxable
  4.90%, 8/1/16 (MBIA Insured)                                       $       2,000       $     1,898,340
Contra Costa County Pension Obligation Taxable
  6.10%, 6/1/11 (FSA Insured)                                                  500               512,735
Fresno County Pension Obligation Taxable
  (Unrefunded Balance) 6.21%, 8/15/06 (FSA
  Insured)                                                                   1,000             1,000,220
Long Beach Pension Obligation Taxable
  (Unrefunded Balance) 6.87%, 9/1/06 (FSA
  Insured)                                                                     220               220,227
Marin County Pension Obligation Taxable 4.79%,
  8/1/15 (MBIA Insured)                                                      1,000               944,720
San Luis Obispo County Pension Obligation
  Taxable Series A 3.94%, 9/1/12 (MBIA Insured)                                330               303,857
Sonoma County Pension Obligation Taxable
  6.625%, 6/1/13 (FSA Insured)                                               3,525             3,652,358
University of California Series F 4.375%, 5/15/30
  (FSA Insured)                                                              4,700             4,488,829
                                                                                         ---------------
                                                                                              21,016,418
                                                                                         ---------------
COLORADO--0.0%
Denver City and County School District No. 1
  Pension Obligation Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC Insured)(g)                                    60                61,103

FLORIDA--0.3%
University of Miami Taxable Series A 7.65%,
  4/1/20 (MBIA Insured)                                                      2,715             2,779,210

MAINE--0.1%
Bangor Pension Obligation Taxable Series B
  5.94%, 6/1/13 (FGIC Insured)                                                 675               693,974

MISSISSIPPI--0.0%
Mississippi Development Bank Jackson County
  Special Obligation Taxable Series A 5%, 6/1/11
  (FSA Insured)                                                                340               332,992

NEW JERSEY--0.2%
Hamilton Township School District Taxable 4.25%,
  12/15/14 (FSA Insured)                                                     1,145             1,050,709

Phoenix Balanced Fund

                                                                      PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
NEW JERSEY--(CONTINUED)

Monroe Township Pension Obligation Taxable 5%,
  8/15/13                                                            $         590       $       570,967
New Jersey Turnpike Authority Taxable Series B
  4.252%, 1/1/16 Prerefunded 1/01/15 @ 100
  (AMBAC Insured)                                                                6                 5,653
New Jersey Turnpike Authority Taxable Series B
  (Unrefunded Balance) 4.252%, 1/1/16 (AMBAC
  Insured)                                                                     149               136,411
                                                                                         ---------------
                                                                                               1,763,740
                                                                                         ---------------
NEW YORK--0.0%
City of Buffalo Taxable Series A 4.71%, 2/1/13
  (AMBAC Insured)                                                              420               401,201

PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation Taxable
  Series A 6.50%, 3/1/14 (FGIC Insured)                                      1,100             1,157,618
City of Pittsburgh Pension Obligation Taxable
  Series C 6.50%, 3/1/17 (FGIC Insured)                                      1,800             1,904,310
Philadelphia Authority for Industrial Development
  Pension Funding Retirement Systems Taxable
  Series A 5.69%, 4/15/07 (MBIA Insured)                                     1,000             1,001,940
Philadelphia School District Taxable Series C
  4.43%, 7/1/11 (FSA Insured)                                                1,780             1,699,651
                                                                                         ---------------
                                                                                               5,763,519
                                                                                         ---------------

TEXAS--0.2%
Dallas-Fort Worth International Airport Facilities
  Improvement Corp. Taxable 6.50%, 11/1/09
  (MBIA Insured)                                                             1,900             1,960,667
State of Texas Taxable Series C 4.70%, 8/1/09                                  625               615,419
                                                                                         ---------------
                                                                                               2,576,086

--------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $35,506,838)                                                                 35,388,243
--------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.2%

AmeriCredit Automobile Receivables Trust 03-BX,
  A4A 2.72%, 1/6/10                                                            962               949,006
Associates Manufactured Housing Pass Through
  Certificate 97-2, A6 7.075%, 3/15/28(c)                                    1,160             1,176,657
Bayview Financial Acquisition Trust 06-A, 1A2
  5.483%, 2/28/41(c)                                                         3,250             3,211,406
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.98%, 1/15/18                                                      881               800,144

                                                                      PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

Carmax Auto Owner Trust 03-1, A4 2.16%,
  11/15/09                                                           $       2,167       $     2,115,938
DaimlerChrysler Auto Trust 05-A B 3.88%, 7/8/11                              1,200             1,167,000
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
  4.622%, 11/25/35(c)                                                        2,625             2,586,445
GS Auto Loan Trust 06-1, A2 5.47%, 2/15/09                                   4,875             4,874,768
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
  1/25/21                                                                    2,600             2,553,349
Long Beach Auto Receivables Trust 04-A, A2
  2.841%, 7/15/10(c)                                                           963               939,228
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11                                      655               638,028
MASTR Asset Backed Securities Trust 06-AB1,
  M8 6%, 2/25/36(c)                                                          1,723             1,592,160
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
  5.645%, 2/25/36(c)                                                            67                66,839
Morgan Stanley Auto Loan Trust 04-HB1, A4
  3.33%, 10/15/11                                                            6,000             5,880,702
Renaissance Home Equity Loan Trust 06-1, AF2
  5.533%, 5/25/36(c)                                                         2,350             2,333,844
Residential Funding Mortgage Securities I, Inc. 05-
  SA1, 2A 4.886%, 3/25/35(c)                                                 2,958             2,940,519
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A3 5.23%, 2/25/36(c)                                                190               187,180
--------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $34,478,621)                                                                 34,013,213
--------------------------------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--8.1%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15                                              835               779,681

AEROSPACE & DEFENSE--0.1%
Rockwell Collins, Inc. 4.75%, 12/1/13                                        1,000               960,223

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07                             1,250             1,272,645

AIRLINES--0.6%
American Airlines, Inc. 01-1 6.977%, 11/23/22                                2,133             2,054,487
JetBlue Airways Corp. 04-1 9.579%, 3/15/08(c)                                  265               266,867
JetBlue Airways Corp. 04-2 C 8.27%, 5/15/10(c)                               2,115             2,104,016
United Airlines, Inc. 01-1 6.071%, 9/1/14                                    1,900             1,903,807
                                                                                         ---------------
                                                                                               6,329,177
                                                                                         ---------------
AUTOMOBILE MANUFACTURERS--0.1%
American Honda Finance Corp. 144A 4.25%,
  3/11/08(b)                                                                   175               171,522

Phoenix Balanced Fund

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
AUTOMOBILE MANUFACTURERS--(CONTINUED)
DaimlerChrysler NA Holding Corp. 6.50%,
  11/15/13(k)                                                        $         440       $       444,753
                                                                                         ---------------
                                                                                                 616,275
                                                                                         ---------------
BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14(k)                                                575               546,479
Echostar DBS Corp. 5.75%, 10/1/08                                              500               495,000
Echostar DBS Corp. 6.375%, 10/1/11                                           1,550             1,519,000
                                                                                         ---------------
                                                                                               2,560,479
                                                                                         ---------------
BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15(k)                                                1,250             1,122,034

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                                     940               875,356

COMMUNICATIONS EQUIPMENT--0.0%
Cisco Systems, Inc. 5.50%, 2/22/16                                             475               461,932

CONSUMER FINANCE--1.0%
Capital One Financial Corp. 4.80%, 2/21/12                                   1,000               949,761
Ford Motor Credit Co. 8.625%, 11/1/10(k)                                     1,800             1,731,870
General Electric Capital Corp. 6%, 6/15/12(k)                                1,000             1,022,003
General Electric Capital Corp. 5.45%, 1/15/13(k)                                60                59,538
General Motors Acceptance Corp. 6.875%,
  9/15/11                                                                      355               344,108
General Motors Acceptance Corp. 6.875%,
  8/28/12                                                                      415               400,988
General Motors Acceptance Corp. 6.75%,
  12/1/14(k)                                                                   400               377,112
HSBC Finance Corp. 6.75%, 5/15/11(k)                                           175               183,058
SLM Corp. 4.83%, 2/1/10(c)(k)                                                5,550             5,323,504
                                                                                         ---------------
                                                                                              10,391,942
                                                                                         ---------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
First Data Corp. 5.625%, 11/1/11                                             1,000               999,792

DIVERSIFIED BANKS--0.3%
National Capital Trust II 144A 5.486%,
  12/29/49(b)(c)                                                             2,700             2,514,937
Wachovia Corp. 4.875%, 2/15/14(k)                                            1,145             1,084,475
                                                                                         ---------------
                                                                                               3,599,412
                                                                                         ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
International Lease Finance Corp. 4.75%,
  1/13/12(i)                                                                 2,875             2,746,962

                                                                      PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

DIVERSIFIED REIT'S--0.2%
Colonial Properties Trust 6.25%, 6/15/14                             $       2,200       $     2,197,083

ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc. 5.25%, 6/1/15(k)                             885               836,522
Entergy Gulf States, Inc. 5.70%, 6/1/15                                      3,000             2,852,928
Entergy Gulf States, Inc. 5.25%, 8/1/15                                        300               275,696
PPL Capital Funding Trust I Series A 4.33%,
  3/1/09                                                                       175               168,806
Southern Power Co. Series D 4.875%, 7/15/15(k)                                 885               814,545
                                                                                         ---------------
                                                                                               4,948,497
                                                                                         ---------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc. 4.85%, 11/15/10                           2,000             1,921,356

ENVIRONMENTAL & FACILITIES SERVICES--0.0%
Waste Management, Inc. 5%, 3/15/14                                             175               165,195

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 5.625%, 9/15/12                                        260               248,482

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 6.30%, 10/1/12                                                     1,325             1,116,313

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                                        925               895,058

HOMEBUILDING--0.1%
Beazer Homes USA, Inc. 144A 8.125%,
  6/15/16(b)(k)                                                                650               620,750
Horton (D.R.), Inc. 5.25%, 2/15/15                                             940               836,727
                                                                                         ---------------
                                                                                               1,457,477
                                                                                         ---------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16(k)                                 875               867,720

INDUSTRIAL MACHINERY--0.5%
ITW Cupids Financing Trust I 144A 6.55%, 12/31/11(b)(e)                      5,000             5,155,500

INTEGRATED OIL & GAS--0.0%
ChevronTexaco Capital Co. 3.375%, 2/15/08(k)                                   175               169,708

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Verizon Communications, Inc. 5.55%, 2/15/16(k)                                 700               666,679
Verizon Global Funding Corp. 4.90%, 9/15/15                                    720               656,054
                                                                                         ---------------
                                                                                               1,322,733
                                                                                         ---------------
INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc. 6.05%, 5/16/16(k)                                  1,240             1,242,773

Phoenix Balanced Fund

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Morgan Stanley 5.375%, 10/15/15(k)                                   $       1,380       $     1,321,569
                                                                                         ---------------
                                                                                               2,564,342
                                                                                         ---------------
LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                                           850               794,169
Protective Life Secured Trust 5.67%, 5/10/10(c)                              1,500             1,436,580
                                                                                         ---------------
                                                                                               2,230,749
                                                                                         ---------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Fisher Scientific International, Inc. 6.75%, 8/15/14                            25                24,969

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12(k)                                            685               708,341

MULTI-LINE INSURANCE--0.0%
Assurant, Inc. 5.625%, 2/15/14                                                 465               452,177

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13(k)                                        525               495,024
NiSource Finance Corp. 5.45%, 9/15/20(k)                                     2,960             2,678,898
                                                                                         ---------------
                                                                                               3,173,922
                                                                                         ---------------
OFFICE REIT'S--0.1%
HRPT Properties Trust 5.75%, 11/1/15                                           900               869,711

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18                                            1,250             1,125,111

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15                               1,255             1,159,388

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Pioneer Natural Resources Co. 5.875%, 7/15/16                                  985               908,831

OIL & GAS REFINING & MARKETING--0.3%
Motiva Enterprises LLC 144A 5.20%, 9/15/12(b)                                1,000               983,191
Premcor Refining Group, Inc. (The) 6.125%,
  5/1/11                                                                       900               907,805
Tesoro Corp. 144A 6.625%, 11/1/15(b)                                           990               952,875
                                                                                         ---------------
                                                                                               2,843,871
                                                                                         ---------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
AmeriGas Partners LP 7.25%, 5/20/15                                          1,000               975,000
Kinder Morgan Management LLC 5.70%, 1/5/16                                   2,420             2,116,046
TEPPCO Partners LP 7.625%, 2/15/12                                             420               448,377
                                                                                         ---------------
                                                                                               3,539,423
                                                                                         ---------------

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
Bosphorus Financial Services Ltd. 144A 6.97%,
  2/15/12(b)(c)                                                      $       1,250       $     1,240,614
JPMorgan Chase & Co. 5.125%, 9/15/14(k)                                      1,615             1,538,082
TIAA Global Markets, Inc. 144A 3.875%, 1/22/08(b)                            1,000               975,951
                                                                                         ---------------
                                                                                               3,754,647
                                                                                         ---------------
PACKAGED FOODS & MEATS--0.0%
Campbell Soup Co. 5%, 12/3/12                                                  175               168,848
Tyson Foods, Inc. 6.60%, 4/1/16                                                235               231,880
                                                                                         ---------------
                                                                                                 400,728
                                                                                         ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14(k)                                             725               667,164

REGIONAL BANKS--0.3%
Rabobank Capital Funding II 144A 5.26%,
  12/29/49(b)(c)                                                             1,300             1,240,270
Zions Bancorp 5.65%, 5/15/14                                                 1,750             1,713,408
                                                                                         ---------------
                                                                                               2,953,678
                                                                                         ---------------

SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16(k)                                            1,000               955,305

TOBACCO--0.1%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)                                 950               955,372

TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals North America, Inc. 6.50%,
  2/15/12(k)                                                                   335               318,250

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series F 5.95%,
  3/15/14                                                                    2,475             2,398,490
--------------------------------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $87,747,174)                                                                 85,185,501
--------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--12.1%

Bear Stearns Adjustable Rate Mortgage Trust 05-
  12, 13A1 5.475%, 2/25/36(c)                                                2,315             2,261,136
Bear Stearns Commercial Mortgage Securities 06-
  PW12, A4 5.712%, 9/11/38(c)                                                2,400             2,409,750
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5%,
  8/25/35                                                                    2,104             2,032,852
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.226%, 7/15/44(c)                                        2,240             2,162,300

Phoenix Balanced Fund

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 06-CD2, A4 5.362%, 1/15/46(c)                                $       3,820       $     3,716,891
Countrywide Alternative Loan Trust 05-43, 4A2
  5.766%, 10/25/35(c)                                                          102               100,630
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-12, 12A1 4.75%, 8/25/34(c)                                          474               465,557
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                                            2,720             2,700,921
Credit Suisse Mortgage Capital Certificates 06-C1,
  A4 5.557%, 2/15/39(c)                                                      5,490             5,428,084
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35(b)                                                         2,510             2,419,680
CS First Boston Mortgage Securities Corp. 05-12,
  6A1 6%, 1/25/36                                                            4,134             4,074,931
CS First Boston Mortgage Securities Corp. 97-C2
  B 6.72%, 1/17/35                                                           9,000             9,124,832
CS First Boston Mortgage Securities Corp. 97-C2,
  A3 6.55%, 1/17/35                                                          4,518             4,561,056
CS First Boston Mortgage Securities Corp. 98-C1
  B 6.59%, 5/17/40                                                           1,000             1,019,365
CS First Boston Mortgage Securities Corp. 99-C1,
  A2 7.29%, 9/15/41                                                            334               347,669
DLJ Commercial Mortgage Corp. 98-CF2, A1B
  6.24%, 11/12/31                                                            3,935             3,983,583
First Horizon Asset Securities, Inc. 05-AR1, 2A1
  5.021%, 4/25/35(c)                                                         2,863             2,799,894
First Union - Lehman Brothers - Bank of America
  98-C2, A2 6.56%, 11/18/35                                                    210               212,571
GE Capital Commercial Mortgage Corp. 04-C3, A4
  5.189%, 7/10/39(c)                                                           350               339,541
GMAC Commercial Mortgage Securities, Inc. 97-
  C2, A3 6.566%, 4/15/29                                                     1,875             1,892,695
Greenwich Capital Commercial Funding Corp. 04-
  GG1, A7 5.317%, 6/10/36(c)                                                   500               489,496
GS Mortgage Securities Corp. II 05-GG4, AJ
  4.782%, 7/10/39                                                            2,500             2,331,181
GS Mortgage Securities Corp. II 99-C1, A2 6.11%,
  11/18/30(c)                                                                4,651             4,694,862
JPMorgan Chase Commercial Mortgage
  Securities Corp. 01-CIBC, A3 6.26%, 3/15/33                                8,165             8,373,075
JPMorgan Mortgage Trust 05-S2, 2A15 6%,
  9/25/35                                                                    5,255             5,183,887
JPMorgan Mortgage Trust 06-S1, 1A1 6%,
  4/25/36                                                                    4,175             4,118,073

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

Lehman Brothers - UBS Commercial Mortgage
  Trust 04-C4, A2 4.567%, 6/15/29(c)                                 $         250       $       245,059
Lehman Brothers Commercial Conduit Mortgage
  Trust 98-C4, A1B 6.21%, 10/15/35                                             989             1,001,694
Lehman Brothers Commercial Conduit Mortgage
  Trust 99-C2, A2 7.325%, 10/15/32                                           4,855             5,073,204
MASTR Alternative Loans Trust 05-5, 3A1 5.75%,
  8/25/35                                                                    3,660             3,601,009
MASTR Resecuritization Trust 05-1 144A 5%,
  10/28/34(b)                                                                1,739             1,635,799
Merrill Lynch Mortgage Trust 06-C1, AM 5.661%,
  5/12/39(c)                                                                 2,200             2,199,914
Morgan Stanley Capital I 06-T23, A4 5.983%,
  8/12/41(c)                                                                 2,570             2,605,232
PNC Mortgage Acceptance Corp. 00-C2, A2
  7.30%, 10/12/33                                                            1,250             1,320,206
RAAC Series 05-SP1, 1A1 5%, 9/25/34                                            196               184,254
Residential Accredit Loans, Inc. 06-QA1, A21
  6.005%, 1/25/36(c)                                                         5,283             5,300,796
Structured Asset Securities Corp. 03-32, 1A1
  5.23%, 11/25/33(c)                                                         2,035             1,937,450
Structured Asset Securities Corp. 05-17, 1A6
  5.50%, 10/25/35                                                            2,949             2,832,353
Structured Asset Securities Corp. 05-6, 4A1
  5%, 5/25/35                                                                4,350             4,096,169
Wachovia Bank Commercial Mortgage Trust 04-
  C12, A4 5.234%, 7/15/41(c)                                                   300               293,937
Washington Mutual, Inc. 05-AR3, A2 4.647%,
  3/25/35(c)                                                                   140               136,805
Wells Fargo Mortgage Backed Securities Trust 04-
  BB, A1 4.561%, 1/25/35(c)                                                  2,064             2,010,736
Wells Fargo Mortgage Backed Securities Trust 04-
  EE, 2A3 3.989%, 12/25/34(c)                                                2,008             1,944,983
Wells Fargo Mortgage Backed Securities Trust 05-
  14, 2A1 5.50%, 12/25/35                                                    4,610             4,418,631
Wells Fargo Mortgage Backed Securities Trust 05-
  5, 1A1 5%, 5/25/20                                                         1,902             1,832,915
Wells Fargo Mortgage Backed Securities Trust 05-
  AR10, 2A16 4.109%, 6/25/35(c)                                              1,065             1,033,383
Wells Fargo Mortgage Backed Securities Trust 05-
  AR16, 6A3 5%, 10/25/35(c)                                                  1,281             1,259,263

Phoenix Balanced Fund

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
Wells Fargo Mortgage Backed Securities Trust 05-
  AR4, 2A1 4.53%, 4/25/35(c)                                         $       4,896       $     4,755,987
--------------------------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $128,721,607)                                                               126,964,291
--------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%

BRAZIL--0.1%
Federative Republic of Brazil 9.25%, 10/22/10                                  100               111,750
Federative Republic of Brazil 10.50%, 7/14/14                                   30                37,080
Federative Republic of Brazil 7.875%, 3/7/15(k)                                100               108,100
Federative Republic of Brazil 8.875%, 10/14/19(k)                              500               581,250
                                                                                         ---------------
                                                                                                 838,180
                                                                                         ---------------

CHILE--0.1%
Republic of Chile 5.90%, 1/28/08(c)                                            750               752,625

GERMANY--0.1%
Federal Republic of Germany 144A 3.25%,
  4/17/09(b)                                                                   780(h)            987,923

MEXICO--0.0%
United Mexican States 5.875%, 1/15/14                                          500               499,250

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15                                              735               763,297
Republic of Panama 9.375%, 1/16/23                                           1,725             2,128,219
                                                                                         ---------------
                                                                                               2,891,516
                                                                                         ---------------

PERU--0.0%
Republic of Peru 7.35%, 7/21/25(k)                                             300               306,750

PHILIPPINES--0.2%
Republic of Philippines 8.375%, 2/15/11                                      1,140             1,216,950
Republic of Philippines 10.625%, 3/16/25                                       285               366,581
                                                                                         ---------------
                                                                                               1,583,531
                                                                                         ---------------
RUSSIA--0.1%
Russian Federation RegS 5%, 3/31/30(c)(f)                                    1,250             1,361,313

TURKEY--0.0%
Republic of Turkey 7.375%, 2/5/25                                               25                24,625
--------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,936,876)                                                                   9,245,713
--------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--3.1%

AUSTRALIA--0.1%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)                               175               166,558

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

AUSTRALIA--(CONTINUED)
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)                     $         575       $       544,671
                                                                                         ---------------
                                                                                                 711,229
                                                                                         ---------------
CANADA--0.0%
Husky Energy, Inc. 6.15%, 6/15/19                                              455               449,829

CHILE--0.8%
Banco Santander Chile 144A 5.375%, 12/9/14(b)                                  875               840,582
Celulosa Arauco y Constitucion SA 5.625%,
  4/20/15                                                                    1,300             1,226,811
Enersis SA 7.375%, 1/15/14                                                   3,700             3,818,415
HQI Transelec Chile SA 7.875%, 4/15/11(k)                                    1,000             1,045,862
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                                                 1,853             1,743,491
                                                                                         ---------------
                                                                                               8,675,161
                                                                                         ---------------
FINLAND--0.1%
Stora Enso Oyj 144A 6.404%, 4/15/16(b)                                         885               877,658

GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.313%, 3/22/12(c)                             2,750             2,614,975
Deutsche Telekom International Finance BV 8%,
  6/15/10(k)                                                                   675               728,442
                                                                                         ---------------
                                                                                               3,343,417
                                                                                         ---------------
KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 7%,
  11/3/09(b)                                                                 2,250             2,261,250

MEXICO--0.4%
America Movil SA de CV 5.75%, 1/15/15(k)                                     1,055             1,018,121
Pemex Project Funding Master Trust 5.75%,
  12/15/15(k)                                                                2,850             2,715,147
                                                                                         ---------------
                                                                                               3,733,268
                                                                                         ---------------
NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.125%, 9/17/13                                     1,750             1,687,758

RUSSIA--0.0%
Gazprom OAO 144A (Gazstream SA) 5.625%,
  7/22/13(b)                                                                   414               409,469

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd.
  5.75%, 8/3/10(k)                                                             915               900,704

Phoenix Balanced Fund

                                                                       PAR VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------
SINGAPORE--(CONTINUED)
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)                                $       1,900       $     1,766,772
                                                                                         ---------------
                                                                                               2,667,476
                                                                                         ---------------
SOUTH KOREA--0.1%
Korea Development Bank 5.50%, 11/13/12(k)                                      790               779,353

UNITED KINGDOM--0.4%
HBOS plc 144A 5.375%, 11/29/49(b)(c)                                         3,250             3,113,841
Tate & Lyle International Finance plc 144A
  6.625%, 6/15/16(b)                                                           900               911,995
Vodafone Group plc 5%, 9/15/15                                                 475               435,133
                                                                                         ---------------
                                                                                               4,460,969
                                                                                         ---------------
UNITED STATES--0.3%
Amvescap plc 5.375%, 12/15/14                                                2,000             1,911,118
XL Capital Europe plc 6.50%, 1/15/12                                           890               908,668
                                                                                         ---------------
                                                                                               2,819,786

--------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $34,042,681)                                                                 32,876,623
--------------------------------------------------------------------------------------------------------

                                                                         SHARES               VALUE
                                                                     -------------       ---------------
DOMESTIC COMMON STOCKS--57.0%

ADVERTISING--0.2%
Harte-Hanks, Inc.(k)                                                        85,600             2,087,784

AEROSPACE & DEFENSE--2.6%
Boeing Co. (The)(k)                                                         21,500             1,664,530
General Dynamics Corp.                                                      22,100             1,481,142
Honeywell International, Inc.(k)                                            62,700             2,426,490
Lockheed Martin Corp.(k)                                                    31,500             2,509,920
Northrop Grumman Corp.(k)                                                   15,800             1,045,802
Raytheon Co.(k)                                                             18,300               824,781
United Technologies Corp.(k)                                               275,200            17,114,688
                                                                                         ---------------
                                                                                              27,067,353
                                                                                         ---------------
AIR FREIGHT & LOGISTICS--0.6%
FedEx Corp.(k)                                                              63,400             6,638,614
Pacer International, Inc.(k)                                                   700                20,895
United Parcel Service, Inc. Class B(k)                                         500                34,455
                                                                                         ---------------
                                                                                               6,693,964
                                                                                         ---------------
AIRLINES--0.0%
Alaska Air Group, Inc.(j)(k)                                                12,400                460,412

APPAREL RETAIL--0.2%
Gap, Inc. (The)(k)                                                         129,100              2,239,885

                                                                         SHARES               VALUE
                                                                     -------------       ---------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.(k)                                                                 14,100       $       956,262

APPLICATION SOFTWARE--0.2%
Autodesk, Inc.(j)(k)                                                         9,000               306,990
Intuit, Inc.(j)(k)                                                          46,000             1,420,020
                                                                                         ---------------
                                                                                               1,727,010
                                                                                         ---------------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Bank of New York Co., Inc. (The)                                            26,900               904,109
Federated Investors, Inc. Class B(k)                                         9,200               285,292
Franklin Resources, Inc.                                                    10,800               987,660
Mellon Financial Corp.(k)                                                  108,300             3,790,500
Northern Trust Corp.(k)                                                     27,900             1,593,090
State Street Corp.                                                          16,500               990,990
                                                                                         ---------------
                                                                                               8,551,641
                                                                                         ---------------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.(k)                                                          153,400             1,023,178

BREWERS--0.2%
Anheuser-Busch Cos., Inc.                                                   51,800             2,494,170

BROADCASTING & CABLE TV--0.1%
CBS Corp. Class B(k)                                                        27,200               746,096

BUILDING PRODUCTS--0.2%
Masco Corp.(k)                                                              71,000             1,897,830
USG Corp.(j)(k)                                                              4,700               217,892
                                                                                         ---------------
                                                                                               2,115,722
                                                                                         ---------------
COAL & CONSUMABLE FUELS--0.0%
Foundation Coal Holdings, Inc.(k)                                           12,400               472,936

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.(k)                                              29,800               869,862

COMMUNICATIONS EQUIPMENT--1.8%
Cisco Systems, Inc.(j)                                                     472,500             8,434,125
CommScope, Inc.(j)(k)                                                       81,400             2,542,122
Harris Corp.                                                                 6,700               305,185
Motorola, Inc.(k)                                                          300,500             6,839,380
Tellabs, Inc.(j)(k)                                                         48,900               459,660
                                                                                         ---------------
                                                                                              18,580,472
                                                                                         ---------------

COMPUTER HARDWARE--1.9%
Dell, Inc.(j)(k)                                                           176,300             3,822,184
Hewlett-Packard Co.(k)                                                     202,200             6,452,202
International Business Machines Corp.                                      118,800             9,196,308
NCR Corp.(j)(k)                                                             14,300               459,602
                                                                                         ---------------
                                                                                              19,930,296
                                                                                         ---------------

Phoenix Balanced Fund

                                                                         SHARES               VALUE
                                                                     -------------       ---------------
COMPUTER STORAGE & PERIPHERALS--0.2%
EMC Corp.(j)                                                               123,300       $     1,251,495
Emulex Corp.(j)(k)                                                          77,100             1,148,019
                                                                                         ---------------
                                                                                               2,399,514
                                                                                         ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc.(k)                                                             19,500             1,574,625
Toro Co. (The)(k)                                                           14,900               617,009
                                                                                         ---------------
                                                                                               2,191,634
                                                                                         ---------------
CONSUMER FINANCE--0.5%
American Express Co.(k)                                                     60,400             3,144,424
Capital One Financial Corp.(k)                                              23,700             1,833,195
                                                                                         ---------------
                                                                                               4,977,619
                                                                                         ---------------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Alliance Data Systems Corp.(j)(k)                                           76,100             3,905,452
Automatic Data Processing, Inc.(k)                                          30,800             1,347,808
CheckFree Corp.(j)                                                           3,400               151,300
Computer Sciences Corp.(j)(k)                                                1,000                52,390
Fiserv, Inc.(j)(k)                                                          44,100             1,925,406
                                                                                         ---------------
                                                                                               7,382,356
                                                                                         ---------------
DEPARTMENT STORES--1.1%
Federated Department Stores, Inc.(k)                                       116,000             4,072,760
Nordstrom, Inc.(k)                                                          92,100             3,159,030
Penney (J.C.) Co., Inc.(k)                                                  66,200             4,167,952
                                                                                         ---------------
                                                                                              11,399,742
                                                                                         ---------------
DIVERSIFIED BANKS--2.6%
Comerica, Inc.                                                               6,200               363,010
U.S. Bancorp(k)                                                             27,600               883,200
Wachovia Corp.(k)                                                          244,900            13,133,987
Wells Fargo & Co.(k)                                                       175,200            12,673,968
                                                                                         ---------------
                                                                                              27,054,165
                                                                                         ---------------
DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)(k)                                                   60,500             2,092,090
PPG Industries, Inc.(k)                                                        400                24,616
                                                                                         ---------------
                                                                                               2,116,706
                                                                                         ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Cintas Corp.(k)                                                             10,700               377,710
Dun & Bradstreet Corp.(j)                                                    3,700               246,864
                                                                                         ---------------
                                                                                                 624,574
                                                                                         ---------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)(k)                                                            41,400             2,258,784

                                                                         SHARES               VALUE
                                                                     -------------       ---------------
DRUG RETAIL--0.2%
CVS Corp.(k)                                                                74,000       $     2,421,280

ELECTRIC UTILITIES--0.2%
DPL, Inc.(k)                                                                46,300             1,285,288
PPL Corp.(k)                                                                36,600             1,245,132
                                                                                         ---------------
                                                                                               2,530,420
                                                                                         ---------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Emerson Electric Co.(k)                                                     73,000             5,761,160

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(j)                                                       177,600               614,496

ENVIRONMENTAL & FACILITIES SERVICES--0.5%
Waste Management, Inc.                                                     146,900             5,050,422

FOOD RETAIL--0.1%
Kroger Co. (The)(k)                                                         36,900               846,117

FOOTWEAR--0.3%
Nike, Inc. Class B(k)                                                       35,100             2,772,900

GENERAL MERCHANDISE STORES--0.0%
Dollar General Corp.(k)                                                     29,700               398,574

HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                                       31,700             2,123,900
McKesson Corp.                                                              74,100             3,733,899
                                                                                         ---------------
                                                                                               5,857,799
                                                                                         ---------------
HEALTH CARE EQUIPMENT--0.6%
Baxter International, Inc.                                                  47,300             1,986,600
Becton, Dickinson & Co.(k)                                                  59,900             3,948,608
Kinetic Concepts, Inc.(j)(k)                                                11,800               525,808
                                                                                         ---------------
                                                                                               6,461,016
                                                                                         ---------------
HEALTH CARE SERVICES--0.1%
Caremark Rx, Inc.(k)                                                        17,500               924,000
Quest Diagnostics, Inc.(k)                                                   9,800               589,176
                                                                                         ---------------
                                                                                               1,513,176
                                                                                         ---------------
HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc.(k)                                                      31,700             1,499,410

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)(k)                                                  126,700             4,397,757
Sherwin-Williams Co. (The)(k)                                               75,800             3,835,480
                                                                                         ---------------
                                                                                               8,233,237
                                                                                         ---------------
HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)(k)                                               31,900             2,249,269

Phoenix Balanced Fund

                                                                         SHARES               VALUE
                                                                     -------------       ---------------
HOUSEHOLD APPLIANCES--(CONTINUED)
Whirlpool Corp.(k)                                                           5,000       $       385,950
                                                                                         ---------------
                                                                                               2,635,219
                                                                                         ---------------
HOUSEHOLD PRODUCTS--1.4%
Colgate-Palmolive Co.(k)                                                   144,200             8,553,944
Kimberly-Clark Corp.(k)                                                     50,000             3,052,500
Procter & Gamble Co. (The)                                                  51,000             2,866,200
                                                                                         ---------------
                                                                                              14,472,644
                                                                                         ---------------
HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.(k)                                                  70,600             1,861,016

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Labor Ready, Inc.(j)(k)                                                      8,000               130,480
Manpower, Inc.(k)                                                           23,100             1,373,988
                                                                                         ---------------
                                                                                               1,504,468
                                                                                         ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.(k)                                         32,900             1,905,239

INDUSTRIAL CONGLOMERATES--1.5%
3M Co.                                                                         500                35,200
General Electric Co.                                                       486,600            15,906,954
                                                                                         ---------------
                                                                                              15,942,154
                                                                                         ---------------
INDUSTRIAL MACHINERY--1.1%
Danaher Corp.(k)                                                            67,900             4,427,080
Dover Corp.(k)                                                                 700                32,998
Eaton Corp.(k)                                                              53,100             3,403,710
Illinois Tool Works, Inc.(k)                                                68,400             3,127,932
Parker-Hannifin Corp.(k)                                                     5,300               382,872
                                                                                         ---------------
                                                                                              11,374,592
                                                                                         ---------------
INSURANCE BROKERS--0.1%
AON Corp.(k)                                                                19,800               677,754

INTEGRATED OIL & GAS--4.6%
Chevron Corp.(k)                                                           126,300             8,308,014
ConocoPhillips(k)                                                           58,800             4,036,032
Exxon Mobil Corp.(k)                                                       386,200            26,161,188
Marathon Oil Corp.                                                           4,500               407,880
Occidental Petroleum Corp.(k)                                               91,400             9,848,350
                                                                                         ---------------
                                                                                              48,761,464
                                                                                         ---------------
INTEGRATED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.(k)                                                              328,600             9,854,714
BellSouth Corp.(k)                                                         119,300             4,672,981
Citizens Communications Co.(k)                                             218,300             2,800,789
Embarq Corp.(j)(k)                                                               1                    45
Qwest Communications International, Inc.(j)(k)                              81,900               654,381

                                                                        SHARES                VALUE
                                                                     -------------       ---------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Communications, Inc.(k)                                            230,300       $     7,788,746
                                                                                         ---------------
                                                                                              25,771,656
                                                                                         ---------------
INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(j)(k)                                                  30,300               718,413

INTERNET SOFTWARE & SERVICES--0.1%
VeriSign, Inc.(j)(k)                                                        69,000             1,237,170

INVESTMENT BANKING & BROKERAGE--1.3%
Merrill Lynch & Co., Inc.(k)                                               157,400            11,461,868
Morgan Stanley                                                              26,800             1,782,200
                                                                                         ---------------
                                                                                              13,244,068
                                                                                         ---------------
LIFE & HEALTH INSURANCE--1.6%
AFLAC, Inc.(k)                                                              35,800             1,580,212
Lincoln National Corp.(k)                                                   63,000             3,570,840
MetLife, Inc.(k)                                                           145,800             7,581,600
Principal Financial Group, Inc. (The)(k)                                    34,100             1,841,400
Protective Life Corp.(k)                                                       300                13,893
Prudential Financial, Inc.(k)                                               29,700             2,335,608
StanCorp Financial Group, Inc.                                                 400                17,236
                                                                                         ---------------
                                                                                              16,940,789
                                                                                         ---------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
Applera Corp. - Applied Biosystems Group(k)                                 28,300               909,845
Fisher Scientific International, Inc.(j)(k)                                 79,700             5,906,567
PerkinElmer, Inc.(k)                                                        86,900             1,566,807
Thermo Electron Corp.(j)(k)                                                104,700             3,874,947
                                                                                         ---------------
                                                                                              12,258,166
                                                                                         ---------------
MANAGED HEALTH CARE--1.1%
Aetna, Inc.                                                                 64,700             2,037,403
Centene Corp.(j)(k)                                                         60,900               989,625
CIGNA Corp.(k)                                                              29,000             2,646,250
UnitedHealth Group, Inc.(k)                                                 54,600             2,611,518
WellCare Health Plans, Inc.(j)(k)                                           22,200             1,089,132
WellPoint, Inc.(j)                                                          34,400             2,562,800
                                                                                         ---------------
                                                                                              11,936,728
                                                                                         ---------------
METAL & GLASS CONTAINERS--0.1%
Crown Holdings, Inc.(j)(k)                                                  53,800               896,308
Silgan Holdings, Inc.(k)                                                     4,800               177,648
                                                                                         ---------------
                                                                                               1,073,956
                                                                                         ---------------
MORTGAGE REIT'S--0.1%
American Home Mortgage Investment Corp.(k)                                  34,200             1,194,264

MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc.(k)                                                     5,600               319,200

Phoenix Balanced Fund

                                                                         SHARES               VALUE
                                                                     -------------       ---------------

MOVIES & ENTERTAINMENT--1.4%
Time Warner, Inc.(k)                                                       529,100       $     8,730,150
Viacom, Inc. Class B(j)(k)                                                  42,500             1,481,125
Walt Disney Co. (The)(k)                                                   114,200             3,390,598
Warner Music Group Corp.                                                    47,600             1,159,060
                                                                                         ---------------
                                                                                              14,760,933
                                                                                         ---------------
MULTI-LINE INSURANCE--0.0%
Hartford Financial Services Group, Inc. (The)(k)                             2,100               178,164
Unitrin, Inc.(k)                                                             6,100               244,000
                                                                                         ---------------
                                                                                                 422,164
                                                                                         ---------------
MULTI-UTILITIES--0.1%
PG&E Corp.(k)                                                               25,800             1,075,344

OIL & GAS DRILLING--0.5%
ENSCO International, Inc.(k)                                                 6,300               291,186
Grey Wolf, Inc.(j)(k)                                                       23,200               177,712
TODCO(j)(k)                                                                  7,700               293,447
Transocean, Inc.(j)(k)                                                      63,100             4,873,213
                                                                                         ---------------
                                                                                               5,635,558
                                                                                         ---------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Anadarko Petroleum Corp.(k)                                                138,000             6,312,120
Devon Energy Corp.(k)                                                        1,200                77,568
                                                                                         ---------------
                                                                                               6,389,688
                                                                                         ---------------
OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc.(k)                                                             11,000               764,940

OTHER DIVERSIFIED FINANCIAL SERVICES--4.6%
Bank of America Corp.(k)                                                   422,500            21,771,425
Citigroup, Inc.(k)                                                         171,300             8,275,503
JPMorgan Chase & Co.                                                       392,400            17,901,288
                                                                                         ---------------
                                                                                              47,948,216
                                                                                         ---------------
PACKAGED FOODS & MEATS--1.0%
Campbell Soup Co.(k)                                                        30,300             1,111,404
Dean Foods Co.(j)(k)                                                        49,900             1,872,747
General Mills, Inc.(k)                                                      29,600             1,536,240
Kellogg Co.(k)                                                             129,500             6,238,015
TreeHouse Foods, Inc.(k)                                                     1,100                26,356
                                                                                         ---------------
                                                                                              10,784,762
                                                                                         ---------------
PERSONAL PRODUCTS--0.2%
Estee Lauder Cos., Inc. (The) Class A(k)                                    52,400             1,955,568

PHARMACEUTICALS--3.9%
Abbott Laboratories(k)                                                     105,100             5,020,627
Barr Pharmaceuticals, Inc.(j)(k)                                            19,700               980,272
Endo Pharmaceuticals Holdings, Inc.(j)(k)                                   33,300             1,034,631

                                                                        SHARES                VALUE
                                                                     -------------       ---------------
PHARMACEUTICALS--(CONTINUED)
Johnson & Johnson(k)                                                       230,600       $    14,424,030
Merck & Co., Inc.(k)                                                        86,000             3,463,220
Pfizer, Inc.(k)                                                            542,900            14,109,971
Watson Pharmaceuticals, Inc.(j)(k)                                          10,300               230,617
Wyeth(k)                                                                    39,500             1,914,565
                                                                                         ---------------
                                                                                              41,177,933
                                                                                         ---------------
PROPERTY & CASUALTY INSURANCE--1.4%
Allstate Corp. (The)                                                       140,200             7,966,164
Cincinnati Financial Corp.(k)                                                4,900               231,084
Philadelphia Consolidated Holding Co.(j)(k)                                  1,800                60,966
Progressive Corp. (The)(k)                                                  37,200               899,868
St. Paul Travelers Cos., Inc. (The)(k)                                     123,800             5,670,040
                                                                                         ---------------
                                                                                              14,828,122
                                                                                         ---------------
RAILROADS--0.1%
Burlington Northern Santa Fe Corp.(k)                                          600                41,346
Norfolk Southern Corp.(k)                                                   18,300               794,586
                                                                                         ---------------
                                                                                                 835,932
                                                                                         ---------------
REGIONAL BANKS--0.1%
Bank of Hawaii Corp.(k)                                                      1,000                49,540
KeyCorp                                                                     15,900               586,710
National City Corp.(k)                                                         600                21,600
SunTrust Banks, Inc.(k)                                                        400                31,548
Synovus Financial Corp.(k)                                                   1,100                31,086
                                                                                         ---------------
                                                                                                 720,484
                                                                                         ---------------
RESTAURANTS--0.9%
McDonald's Corp.(k)                                                        232,800             8,238,792
Yum! Brands, Inc.(k)                                                        32,300             1,453,500
                                                                                         ---------------
                                                                                               9,692,292
                                                                                         ---------------
RETAIL REIT'S--0.0%
New Plan Excel Realty Trust(k)                                               8,300               215,136

SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc.(j)(k)                                                51,300               317,034
Lam Research Corp.(j)(k)                                                    28,000             1,164,520
                                                                                         ---------------
                                                                                               1,481,554
                                                                                         ---------------
SEMICONDUCTORS--1.3%
Advanced Micro Devices, Inc.(j)                                             57,800             1,120,742
Freescale Semiconductor, Inc. Class B(j)(k)                                 80,400             2,293,008
Intel Corp.(k)                                                              14,900               268,200
LSI Logic Corp.(j)(k)                                                      133,900             1,097,980
National Semiconductor Corp.                                                49,600             1,153,696
NVIDIA Corp.(j)(k)                                                          42,000               929,460
OmniVision Technologies, Inc.(j)(k)                                         47,400               900,600

Phoenix Balanced Fund

                                                                         SHARES               VALUE
                                                                     -------------       ---------------
SEMICONDUCTORS--(CONTINUED)
ON Semiconductor Corp.(j)(k)                                               151,200       $       951,048
Texas Instruments, Inc.(k)                                                 154,300             4,595,054
Zoran Corp.(j)(k)                                                           47,600               763,980
                                                                                         ---------------
                                                                                              14,073,768
                                                                                         ---------------
SOFT DRINKS--0.8%
Coca-Cola Co. (The)(k)                                                     106,100             4,721,450
Pepsi Bottling Group, Inc. (The)                                           108,500             3,607,625
PepsiAmericas, Inc.                                                          1,500                33,900
                                                                                         ---------------
                                                                                               8,362,975
                                                                                         ---------------
SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.(k)                                                        11,400               525,768

SPECIALTY STORES--0.0%
Barnes & Noble, Inc.                                                         2,600                87,152
Staples, Inc.(k)                                                             1,100                23,782
                                                                                         ---------------
                                                                                                 110,934
                                                                                         ---------------
STEEL--0.1%
Chaparral Steel Co.(j)                                                       6,700               470,273
Steel Dynamics, Inc.(k)                                                      6,200               359,724
                                                                                         ---------------
                                                                                                 829,997
                                                                                         ---------------
SYSTEMS SOFTWARE--1.7%
BMC Software, Inc.(j)(k)                                                    30,700               718,994
Microsoft Corp.                                                            483,400            11,616,102
Oracle Corp.(j)(k)                                                         312,700             4,681,119
Symantec Corp.(j)(k)                                                        25,800               448,146
                                                                                         ---------------
                                                                                              17,464,361
                                                                                         ---------------
TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(j)(k)                                               49,700             1,404,522

TOBACCO--0.9%
Loews Corp. - Carolina Group(k)                                             63,800             3,660,844
Reynolds American, Inc.(k)                                                  44,000             5,578,320
                                                                                         ---------------
                                                                                               9,239,164
                                                                                         ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.                                                        201,300             3,985,740
--------------------------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $518,716,487)                                                               598,896,959
--------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--0.6%

SPDR Trust Series I(k)                                                      50,900             6,507,565
--------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $6,372,497)                                                                   6,507,565
--------------------------------------------------------------------------------------------------------

                                                                         SHARES               VALUE
                                                                     -------------       ---------------
FOREIGN COMMON STOCKS(d)--1.0%

APPLICATION SOFTWARE--0.1%
Amdocs Ltd. (United States)(j)(k)                                           33,900       $     1,229,892

COMMUNICATIONS EQUIPMENT--0.1%
Alcatel SA Sponsored ADR (France)(j)(k)                                    142,600             1,608,528

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States)                                     62,300             1,625,407

INDUSTRIAL MACHINERY--0.6%
Ingersoll-Rand Co. Ltd. Class A (United States)(k)                         177,500             6,354,500
--------------------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,233,297)                                                                 10,818,327
--------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $972,225,703)                                                             1,043,268,862
                                                                                         ---------------

SHORT-TERM INVESTMENTS--20.2%

MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Plus (5.28% seven
  day effective yield)(l)                                              204,548,972           204,548,972

                                                                          PAR
                                                                         VALUE
                                                                         (000)                VALUE
                                                                     -------------       ---------------

COMMERCIAL PAPER(m)--0.7%
CAFCO LLC 5.29%, 8/1/06                                              $       6,415             6,415,000
Ranger Funding Co. LLC 5.29%, 8/7/06                                         1,510             1,508,669
                                                                                         ---------------
                                                                                               7,923,669
--------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $212,472,641)                                                               212,472,641
--------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--119.5%
(IDENTIFIED COST $1,184,698,344)                                                           1,255,741,503(a)

Other assets and liabilities, net--(19.5)%                                                  (205,055,229)
                                                                                         ---------------
NET ASSETS--100.0%                                                                       $ 1,050,686,274
                                                                                         ===============

Phoenix Balanced Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $102,902,616 and gross depreciation of $32,654,914 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,185,493,801.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $32,490,671 or 3.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in
      Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Illiquid and restricted security. At July 31, 2006, this security amounted to a value of $5,155,500 or 0.5% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g)   Escrowed to maturity.

(h)   Par value represents Euro.

(i)   All or a portion segregated as collateral for forward currency contracts.

(j)   Non-income producing.

(k)   All or a portion of security is on loan.

(l) Represents security purchased with cash collateral received for securities on loan.

(m)   The rate shown is the discount rate.

Phoenix Capital Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                          SHARES          VALUE
                                                       -----------    -------------
DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--1.7%
Rockwell Collins, Inc.(d)                                  152,800    $   8,154,936

AIRLINES--0.5%
Southwest Airlines Co.(d)                                  145,450        2,616,646

APPAREL RETAIL--2.1%
American Eagle Outfitters, Inc.(d)                         106,900        3,512,734
AnnTaylor Stores Corp.(b)(d)                               163,000        6,692,780
                                                                      -------------
                                                                         10,205,514
                                                                      -------------
APPLICATION SOFTWARE--3.8%
Adobe Systems, Inc.(b)                                     190,400        5,428,304
Autodesk, Inc.(b)(d)                                        78,800        2,687,868
BEA Systems, Inc.(b)(d)                                    846,750        9,940,845
                                                                      -------------
                                                                         18,057,017
                                                                      -------------
ASSET MANAGEMENT & CUSTODY BANKS--2.8%
Northern Trust Corp.                                       106,800        6,098,280
Nuveen Investments, Inc. Class A(d)                        153,800        7,303,962
                                                                      -------------
                                                                         13,402,242
                                                                      -------------
BIOTECHNOLOGY--2.8%
Amgen, Inc.(b)(d)                                           29,300        2,043,382
Celgene Corp.(b)(d)                                         77,100        3,692,319
Gilead Sciences, Inc.(b)(d)                                124,100        7,629,668
                                                                      -------------
                                                                         13,365,369
                                                                      -------------
COMMUNICATIONS EQUIPMENT--5.5%
Cisco Systems, Inc.(b)                                     642,400       11,466,840
Motorola, Inc.(d)                                          666,100       15,160,436
                                                                      -------------
                                                                         26,627,276
                                                                      -------------
COMPUTER HARDWARE--0.9%
Dell, Inc.(b)(d)                                           202,500        4,390,200

COMPUTER STORAGE & PERIPHERALS--3.8%
EMC Corp.(b)                                               592,400        6,012,860
QLogic Corp.(b)                                            701,300       12,265,737
                                                                      -------------
                                                                         18,278,597
                                                                      -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.7%
Caterpillar, Inc.                                          117,700        8,341,399

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Global Payments, Inc.(d)                                    51,050        2,171,667


                                                          SHARES          VALUE
                                                       -----------    -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.3%
Dun & Bradstreet Corp.(b)(d)                               181,600    $  12,116,352
Equifax, Inc.(d)                                           110,200        3,557,256
                                                                      -------------
                                                                         15,673,608
                                                                      -------------
DIVERSIFIED METALS & MINING--2.7%
Freeport-McMoRan Copper & Gold, Inc. Class B
  (Indonesia)(c)(d)                                        239,100       13,045,296

ENVIRONMENTAL & FACILITIES SERVICES--0.6%
Waste Management, Inc.                                      88,650        3,047,787

HEALTH CARE DISTRIBUTORS--1.0%
AmerisourceBergen Corp.(d)                                 108,400        4,661,200

HEALTH CARE EQUIPMENT--1.7%
Biomet, Inc.(d)                                            246,000        8,103,240

HEALTH CARE SERVICES--1.3%
Express Scripts, Inc.(b)(d)                                 80,100        6,170,103

HOUSEHOLD PRODUCTS--3.2%
Colgate-Palmolive Co.(d)                                   121,400        7,201,448
Procter & Gamble Co. (The)                                 148,450        8,342,890
                                                                      -------------
                                                                         15,544,338
                                                                      -------------
HYPERMARKETS & SUPER CENTERS--0.9%
Costco Wholesale Corp.(d)                                   84,800        4,474,048

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.7%
AES Corp. (The)(b)(d)                                      314,300        6,241,998
TXU Corp.(d)                                               183,000       11,754,090
                                                                      -------------
                                                                         17,996,088
                                                                      -------------
INDUSTRIAL CONGLOMERATES--1.6%
General Electric Co.                                       229,250        7,494,182

INDUSTRIAL MACHINERY--2.0%
Danaher Corp.(d)                                            76,300        4,974,760
ITT Corp.                                                   86,800        4,387,740
                                                                      -------------
                                                                          9,362,500
                                                                      -------------
INTEGRATED OIL & GAS--1.5%
Exxon Mobil Corp.                                           38,900        2,635,086
Marathon Oil Corp.                                          51,600        4,677,024
                                                                      -------------
                                                                          7,312,110
                                                                      -------------
INVESTMENT BANKING & BROKERAGE--3.2%
Charles Schwab Corp. (The)                                 508,400        8,073,392

Phoenix Capital Growth Fund

                                                          SHARES          VALUE
                                                       -----------    -------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Lehman Brothers Holdings, Inc.                             112,300    $   7,293,885
                                                                      -------------
                                                                         15,367,277
                                                                      -------------
LEISURE PRODUCTS--0.8%
Marvel Entertainment, Inc.(b)(d)                           227,200        4,016,896

LIFE SCIENCES TOOLS & SERVICES--0.5%
Waters Corp.(b)(d)                                          56,900        2,314,692

MANAGED HEALTH CARE--4.7%
Aetna, Inc.(d)                                              74,300        2,339,707
Sierra Health Services, Inc.(b)(d)                         185,150        7,994,777
UnitedHealth Group, Inc.(d)                                126,900        6,069,627
WellPoint, Inc.(b)(d)                                       83,100        6,190,950
                                                                      -------------
                                                                         22,595,061
                                                                      -------------
MOVIES & ENTERTAINMENT--0.6%
Time Warner, Inc.(d)                                       166,800        2,752,200

OIL & GAS EQUIPMENT & SERVICES--1.0%
Schlumberger Ltd.(d)                                        71,400        4,773,090

OIL & GAS EXPLORATION & PRODUCTION--2.4%
Kerr-McGee Corp.(d)                                        164,300       11,533,860

OIL & GAS REFINING & MARKETING--1.4%
Valero Energy Corp.(d)                                      96,500        6,506,995

PACKAGED FOODS & MEATS--2.0%
Campbell Soup Co.(d)                                       265,800        9,749,544

PHARMACEUTICALS--6.5%
King Pharmaceuticals, Inc.(b)(d)                           434,000        7,386,680
Merck & Co., Inc.(d)                                        91,200        3,672,624
Mylan Laboratories, Inc.(d)                                479,950       10,539,702
Pfizer, Inc.(d)                                            361,200        9,387,588
                                                                      -------------
                                                                         30,986,594
                                                                      -------------
PROPERTY & CASUALTY INSURANCE--1.9%
Berkley (W.R.) Corp.                                       249,700        8,989,200

RESTAURANTS--2.7%
Brinker International, Inc.(d)                             152,800        4,950,720
Starbucks Corp.(b)(d)                                      117,600        4,028,976
Yum! Brands, Inc.(d)                                        88,100        3,964,500
                                                                      -------------
                                                                         12,944,196
                                                                      -------------
SEMICONDUCTOR EQUIPMENT--0.5%
Lam Research Corp.(b)                                       53,000        2,204,270

SEMICONDUCTORS--7.3%
Freescale Semiconductor, Inc. Class B(b)(d)                 84,600        2,412,792
Intel Corp.(d)                                             307,600        5,536,800

                                                         SHARES           VALUE
                                                       -----------    -------------
SEMICONDUCTORS--(CONTINUED)
Micron Technology, Inc.(b)(d)                              311,400    $   4,854,726
National Semiconductor Corp.                               357,800        8,322,428
NVIDIA Corp.(b)(d)                                         253,900        5,618,807
Texas Instruments, Inc.(d)                                 271,900        8,097,182
                                                                      -------------
                                                                         34,842,735
                                                                      -------------
SOFT DRINKS--1.9%
Pepsi Bottling Group, Inc. (The)                           278,900        9,273,425

SPECIALIZED FINANCE--2.5%
Moody's Corp.(d)                                           220,600       12,106,528

SPECIALTY STORES--3.7%
Barnes & Noble, Inc.(d)                                    120,100        4,025,752
Office Depot, Inc.(b)(d)                                   136,100        4,906,405
Staples, Inc.(d)                                           165,800        3,584,596
Tiffany & Co.(d)                                           167,100        5,278,689
                                                                      -------------
                                                                         17,795,442
                                                                      -------------
SYSTEMS SOFTWARE--4.4%
Microsoft Corp.                                            213,550        5,131,606
Oracle Corp.(b)                                          1,081,200       16,185,564
                                                                      -------------
                                                                         21,317,170
                                                                      -------------
TRUCKING--0.4%
Hunt (J.B.) Transport Services, Inc.(d)                     94,500        1,943,865

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Sprint Nextel Corp.(d)                                     103,800        2,055,240
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $451,619,437)                                          472,563,643
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $451,619,437)                                          472,563,643
                                                                      -------------
SHORT-TERM INVESTMENTS--20.6%
MONEY MARKET MUTUAL FUNDS--19.5%
State Street Navigator Prime Plus (5.28% seven
  day effective yield)(e)                               93,451,853       93,451,853


                                                        PAR VALUE
                                                          (000)            VALUE
                                                       -----------    -------------
COMMERCIAL PAPER(f)--1.1%
Clipper Receivables Co. LLC 5.29%, 8/1/06              $     2,940        2,940,000
Lockhart Funding LLC 5.17%, 8/4/06                           1,600        1,599,311
Private Export Funding Corp. 5.04%, 8/10/06                    900          898,871
                                                                      -------------
                                                                          5,438,182
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $98,890,030)                                            98,890,035
-----------------------------------------------------------------------------------

Phoenix Capital Growth Fund

TOTAL INVESTMENTS--119.0%
(IDENTIFIED COST $550,509,467)                                          571,453,678(a)

Other assets and liabilities, net--(19.0)%                              (91,137,800)
                                                                      -------------
NET ASSETS--100.0%                                                    $ 480,315,878
                                                                      =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,265,571 and gross depreciation of $8,590,841 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $555,778,948.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

Phoenix Core Bond Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
U.S. GOVERNMENT SECURITIES--2.8%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bond 4.50%, 2/15/36(g)                   $       370    $     337,712

U.S. TREASURY NOTES--2.3%
U.S. Treasury Note 5.125%, 5/15/16(g)                        1,650        1,667,145
-----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,988,351)                                              2,004,857
-----------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--24.8%

FHLMC 6%, 10/1/34                                              825          822,271
FNMA 6%, 10/1/14                                               624          630,616
FNMA 6.50%, '16-'32                                          1,653        1,679,677
FNMA 6%, 7/1/17                                                767          774,677
FNMA 5.50%, '17-'34                                          6,547        6,401,584
FNMA 5%, '20-'35                                             1,838        1,759,375
FNMA 4.50%, 5/1/20                                           1,030          983,768
FNMA 6%, 5/1/29                                                335          334,165
FNMA 7.50%, 3/1/31                                             232          240,725
FNMA 7%, 7/1/31                                                208          213,560
FNMA 7%, 9/1/31                                                279          286,156
GNMA 8.50%, 11/15/22                                             1              780
GNMA 6.50%, 9/15/28                                            248          253,056
GNMA 7.50%, 9/15/29                                            218          226,637
GNMA 5%, 7/15/33                                             2,478        2,368,335
GNMA 6%, 6/15/34                                               748          749,464
-----------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $17,974,242)                                            17,724,846
-----------------------------------------------------------------------------------

MUNICIPAL BONDS--12.1%

CALIFORNIA--3.1%
Alameda Corridor Transportation Authority
  Taxable Series C 6.50%, 10/1/19 (MBIA
  Insured)                                                   1,000        1,062,230
University of California Series F 4.375%, 5/15/30
  (FSA Insured)                                              1,200        1,146,084
                                                                      -------------
                                                                          2,208,314
                                                                      -------------

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
CONNECTICUT--1.1%
Hartford Taxable Series B 4.13%, 8/1/07 (FSA
  Insured)                                             $       365    $     360,948
Hartford Taxable Series B 5.01%, 8/1/15 (FSA
  Insured)                                                     430          415,797
                                                                      -------------
                                                                            776,745
                                                                      -------------
NEW JERSEY--1.3%
City of Orange Township Water and Sewer
  Taxable Series B 4.55%, 6/1/18 (MBIA Insured)              1,000          914,050

OHIO--1.5%
Ohio State Development Assistance Taxable
  Series A 6%, 10/1/12 (MBIA Insured)                        1,000        1,028,900

OREGON--0.4%
Oregon School Boards Association 2004 Pension
  Obligation Taxable 5.023%, 6/30/16 (FSA
  Insured)                                                     300          286,518

PENNSYLVANIA--1.9%
City of Pittsburgh Pension Obligation Taxable
  Series C 6.50%, 3/1/17 (FGIC Insured)                        340          359,703
Philadelphia Authority for Industrial Development
  Pension Funding Taxable Series A 5.79%,
  4/15/09 (MBIA Insured)                                     1,000        1,009,340
                                                                      -------------
                                                                          1,369,043
                                                                      -------------
RHODE ISLAND--1.4%
Woonsocket Pension Funding Taxable 5.66%,
  7/15/13 (FSA Insured)                                      1,000        1,006,810

SOUTH CAROLINA--1.4%
South Carolina Transportation Infrastructure Bank
  Series A (AMBAC Insured) 5%, 10/1/33                       1,000        1,025,950
-----------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,933,131)                                              8,616,330
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.0%

AmeriCredit Automobile Receivables Trust 05-AX,
  A4 3.93%, 10/6/11                                          2,000        1,955,472
Comed Transitional Funding Trust 98-1, A7
  5.74%, 12/25/10                                            2,000        2,009,916

Phoenix Core Bond Fund

                                                       PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
Greenwich Structured ARM Products 05-5A, N2
  144A 8.767%, 9/27/45(b)(c)                           $       315    $     315,000
GSAMP Trust 05-HE4N, N1 144A 5.50%,
  7/25/45(b)                                                    95           94,467
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
  1/25/21                                                      375          368,200
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
  5.645%, 2/25/36(c)                                           468          467,872
Renaissance Home Equity Loan Trust 06-2, AF4
  6.115%, 8/25/36(c)                                           730          725,210
Residential Funding Mortgage Securities I, Inc. 05-
  SA1, 2A 4.886%, 3/25/35(c)                                   397          394,460
Residential Funding Mortgage Securities II, Inc.
  06-HSA1, A2 5.19%, 2/25/36(c)                                400          395,500
Saxon Asset Securities Trust 05-3, A2C 5.665%,
  11/25/35(c)                                                  400          400,375
-----------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,281,026)                                              7,126,472
-----------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--16.7%

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Nuveen Investments, Inc. 5%, 9/15/10                           230          222,914

AUTOMOBILE MANUFACTURERS--0.5%
American Honda Finance Corp. 144A 4.25%,
  3/11/08(b)                                                   250          245,032
DaimlerChrysler NA Holding Corp. 6.50%,
  11/15/13                                                      80           80,864
                                                                      -------------
                                                                            325,896
                                                                      -------------
BREWERS--0.2%
Molson Coors Brewing Co. 4.85%, 9/22/10                        140          135,861

BROADCASTING & CABLE TV--0.4%
Clear Channel Communications, Inc. 5.50%,
  9/15/14                                                       90           81,641
Comcast Corp. 5.30%, 1/15/14                                   195          185,328
                                                                      -------------
                                                                            266,969
                                                                      -------------
BUILDING PRODUCTS--0.3%
Masco Corp. 4.80%, 6/15/15                                     225          201,966

CASINOS & GAMING--0.2%
Harrah's Operating Co., Inc. 5.625%, 6/1/15                    115          107,285

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                     195          181,590

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                     $        95    $      92,386

CONSUMER FINANCE--2.9%
Capital One Financial Corp. 5.25%, 2/21/17                     195          180,447
Ford Motor Credit Co. 8.625%, 11/1/10                          180          173,187
General Electric Capital Corp. 6.75%, 3/15/32                  500          543,861
General Motors Acceptance Corp. 6.875%,
  8/28/12                                                      180          173,922
HSBC Finance Corp. 8%, 7/15/10                                 500          542,096
SLM Corp. 4.83%, 2/1/10(c)                                     500          479,595
                                                                      -------------
                                                                          2,093,108
                                                                      -------------
DIVERSIFIED BANKS--1.7%
Citicorp Capital I 7.933%, 2/15/27                           1,000        1,049,118
Wachovia Corp. 4.875%, 2/15/14                                 200          189,428
                                                                      -------------
                                                                          1,238,546
                                                                      -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
ARAMARK Services, Inc. 5%, 6/1/12                              190          166,238
International Lease Finance Corp. 4.75%, 1/13/12               375          358,299
                                                                      -------------
                                                                            524,537
                                                                      -------------
ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc. 5.25%, 6/1/15                160          151,236
PPL Capital Funding Trust I Series A 4.33%,
  3/1/09                                                       190          183,275
Southern Power Co. Series D 4.875%, 7/15/15                    165          151,864
                                                                      -------------
                                                                            486,375
                                                                      -------------
GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 6/15/09                                   165          165,141

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16                        160          154,821

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 5.25%, 2/15/15                             170          151,323

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT &T, Inc. 5.875%, 2/1/12                                     130          129,614
AT&T, Inc. 5.625%, 6/15/16                                     130          124,450
Verizon Communications, Inc. 5.55%, 2/15/16                     90           85,716
Verizon Global Funding Corp. 4.90%, 9/15/15                    130          118,454
                                                                      -------------
                                                                            458,234
                                                                      -------------

Phoenix Core Bond Fund

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
INVESTMENT BANKING & BROKERAGE--1.4%
Goldman Sachs Group, Inc. (The) 5.125%,
  1/15/15                                              $       475    $     449,741
Merrill Lynch & Co., Inc. 6.50%, 7/15/18                       300          314,537
Morgan Stanley 5.375%, 10/15/15                                250          239,415
                                                                      -------------
                                                                          1,003,693
                                                                      -------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Thermo Electron Corp. 5%, 6/1/15                               180          164,095

MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.25%, 1/15/16                                 125          119,000

MORTGAGE REIT'S--0.3%
iStar Financial, Inc. 6.05%, 4/15/15                           200          197,588

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                                  70           68,070

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13                            90           84,862
Duke Capital LLC 5.668%, 8/15/14                               185          178,591
                                                                      -------------
                                                                            263,453
                                                                      -------------
OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15                 270          249,430

OIL & GAS EXPLORATION & PRODUCTION--0.3%
XTO Energy, Inc. 5.30%, 6/30/15                                250          236,559

OIL & GAS REFINING & MARKETING--0.2%
Premcor Refining Group, Inc. (The) 6.125%,
  5/1/11                                                       145          146,257

OIL & GAS STORAGE & TRANSPORTATION--0.6%
Buckeye Partners LP 5.125%, 7/1/17                             200          180,619
Kinder Morgan Management LLC 5.70%, 1/5/16                     175          153,020
TEPPCO Partners LP 7.625%, 2/15/12                              70           74,730
                                                                      -------------
                                                                            408,369
                                                                      -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp. 5.25%, 12/1/15                           325          311,852
JPMorgan Chase & Co. 5.125%, 9/15/14                           595          566,662
                                                                      -------------
                                                                            878,514
                                                                      -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
EOP Operating LP 4.75%, 3/15/14                                125          115,028

REGIONAL BANKS--0.3%
Zions Bancorp. 5.50%, 11/16/15                                 200          192,792

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
RESIDENTIAL REIT'S--0.2%
United Dominion Realty Trust, Inc. 5.25%, 1/15/15      $       150    $     141,216

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14                                200          189,646

SPECIALIZED REIT'S--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15                         225          216,962

SYSTEMS SOFTWARE--0.2%
Oracle Corp. 5.25%, 1/15/16                                    160          151,987

THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc. 4.625%, 4/1/14                         155          141,100

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F 5.95%,
  3/15/14                                                      200          193,817
-----------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $12,108,685)                                            11,884,528
-----------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--28.2%

Bear Stearns Adjustable Rate Mortgage Trust 05-
  12, 13A1 5.475%, 2/25/36(c)                                  193          188,428
Bear Stearns Commercial Mortgage Securities 06-
  PW12, A4 5.712%, 9/11/38(c)                                  370          371,503
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5%,
  8/25/35                                                      107          103,805
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05-CD1, AM 5.226%, 7/15/44(c)                          650          627,453
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 06-CD2, A4 5.362%, 1/15/46(c)                          655          637,320
Countrywide Alternative Loan Trust 05-43, 4A2
  5.766%, 10/25/35(c)                                          422          415,100
Countrywide Home Loan Mortgage Pass-Through
  Trust 04-13, 1A1 5.50%, 8/25/34                              223          221,694
Credit Suisse Mortgage Capital Certificates 06-C1,
  A4 5.557%, 2/15/39(c)                                        935          924,455
Crown Castle Towers LLC 05-1A, AFX 144A
  4.643%, 6/15/35(b)                                           450          433,807
First Horizon Mortgage Pass-Through Trust 03-2,
  1A12 5.75%, 4/25/33                                          445          428,537
First Union - Lehman Brothers - Bank of America
  98-C2, A2 6.56%, 11/18/35                                  1,092        1,105,368
First Union - Lehman Brothers Commercial
  Mortgage Securities, Inc. 97-C1, A3 7.38%,
  4/18/29                                                      524          525,427

Phoenix Core Bond Fund


                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
GE Capital Commercial Mortgage Corp. 04-C3, A4
  5.189%, 7/10/39(c)                                   $     1,000    $     970,117
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
  4.864%, 5/25/35(c)                                           363          355,523
Greenwich Capital Commercial Funding Corp. 04-
  GG1, A7 5.317%, 6/10/36(c)                                 1,000          978,993
GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b)                         68           68,133
JPMorgan Mortgage Trust 06-S1, 1A1 6%,
  4/25/36                                                      729          718,493
Lehman Brothers - UBS Commercial Mortgage
  Trust 04-C7, A6 4.786%, 10/15/29(c)                        1,000          942,813
MASTR Asset Securitization Trust 03-10, 3A1
  5.50%, 11/25/33                                              353          340,242
MASTR Resecuritzation Trust 05-4CI, N2 144A
  8.323%, 4/26/45(b)(c)                                        170          169,841
Merrill Lynch Mortgage Trust 04-KEY2, A4
  4.864%, 8/12/39(c)                                         1,000          943,208
Merrill Lynch Mortgage Trust 06-C1, AM 5.661%,
  5/12/39(c)                                                   320          319,988
Morgan Stanley Capital I 06-T23, A4 5.983%,
  8/12/41(c)                                                   360          364,935
Morgan Stanley Capital I 98-WF1, A2 6.55%,
  3/15/30                                                      425          428,296
Prudential Securities Secured Financing Corp. 98-
  C1 C 6.742%, 5/15/10                                         750          768,369
RAAC Series 05-SP1, 1A1 5%, 9/25/34                            589          552,762
Residential Accredit Loans, Inc. 06-QA1, A21
  6.005%, 1/25/36(c)                                           759          762,049
Structured Asset Securities Corp. 03-32, 1A1
  5.23%, 11/25/33(c)                                           516          491,324
Structured Asset Securities Corp. 05-1, 6A1 6%,
  2/25/35                                                    1,052        1,035,603
Structured Asset Securities Corp. 05-6, 4A1 5%,
  5/25/35                                                      656          617,963
Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.44%, 5/20/36(c)                                            260          253,906
Washington Mutual, Inc. 05-AR3, A2 4.647%,
  3/25/35(c)                                                   702          684,022
Wells Fargo Mortgage Backed Securities Trust 05-
  14, 2A1 5.50%, 12/25/35                                      792          758,943
Wells Fargo Mortgage Backed Securities Trust 05-
  5, 1A1 5%, 5/25/20                                           383          369,071
Wells Fargo Mortgage Backed Securities Trust 05-
  AR16, 6A3 5%, 10/25/35(c)                                    676          664,611

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
Wells Fargo Mortgage Backed Securities Trust 05-
  AR4, 2A1 4.53%, 4/25/35(c)                           $       326    $     317,066
Wells Fargo Mortgage Backed Securities Trust 05-
  AR4, 2A2 4.53%, 4/25/35(c)                                   273          266,309
-----------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,647,691)                                            20,125,477
-----------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.5%

RUSSIA--0.5%
Russian Federation RegS 5%, 3/31/30(c)(e)                      305          332,160
-----------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $328,527)                                                  332,160
-----------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.8%

AUSTRALIA--0.2%
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)               150          142,088

CANADA--0.1%
Husky Energy, Inc. 6.15%, 6/15/19                               95           93,920

CHILE--0.7%
Celulosa Arauco y Constitucion SA 5.625%,
  4/20/15                                                      225          212,333
Empresa Nacional de Electricidad SA 8.35%,
  8/1/13                                                       160          174,840
Petropower I Funding Trust 144A 7.36%,
  2/15/14(b)                                                   149          140,604
                                                                      -------------
                                                                            527,777
                                                                      -------------
FINLAND--0.2%
Stora Enso Oyj 144A 6.404%, 4/15/16(b)                         150          148,756

GERMANY--0.7%
Deutsche Bank AG NY Series GS 4.313%,
  3/22/12(c)                                                   485          461,187
Deutsche Telekom International Finance BV 8%,
  6/15/10                                                       60           64,750
                                                                      -------------
                                                                            525,937
                                                                      -------------
ITALY--0.3%
Telecom Italia Capital S.p.A. 5.25%, 11/15/13                  200          187,430

SINGAPORE--0.2%
Chartered Semiconductor Manufacturing Ltd.
  5.75%, 8/3/10                                                150          147,656

SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16                        75           75,934

Phoenix Core Bond Fund

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
UNITED KINGDOM--0.4%
SABMiller plc 144A 6.50%, 7/1/16(b)                    $       170    $     174,231
Vodafone Group plc 5%, 9/15/15                                  80           73,286
                                                                      -------------
                                                                            247,517
                                                                      -------------
UNITED STATES--0.9%
XL Capital Europe plc 6.50%, 1/15/12                           590          602,375
-----------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,775,546)                                              2,699,390
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $72,037,199)                                            70,514,060
                                                                      -------------
SHORT-TERM INVESTMENTS--4.4%

COMMERCIAL PAPER(H)--1.5%
Clipper Receivables Co. LLC 5.29%, 8/1/06                    1,050        1,050,000

                                                          SHARES          VALUE
                                                       -----------    -------------
MONEY MARKET MUTUAL FUNDS--2.9%
State Street Navigator Prime Plus (5.28% seven
  day effective yield)(f)                                2,072,550        2,072,550
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,122,550)                                              3,122,550
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.3%
(IDENTIFIED COST $75,159,749)                                            73,636,610(a)

Other assets and liabilities, net--(3.3)%                                (2,326,652)
                                                                      -------------
NET ASSETS--100.0%                                                    $  71,309,958
                                                                      =============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $2,063,732 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $75,700,342.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $1,931,959 or 2.7% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Represents security purchased with cash collateral received for securities on loan.

(g)   All or a portion of security is on loan.

(h)   The rate shown is the discount rate.

Phoenix High Yield Fund


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)


                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
DOMESTIC CORPORATE BONDS--79.3%

ADVERTISING--1.2%
Affinion Group, Inc. 144A 10.125%, 10/15/13(b)(i)      $     1,140    $   1,174,200
Affinion Group, Inc. 144A 11.50%, 10/15/15(b)                  550          554,125
                                                                      -------------
                                                                          1,728,325
                                                                      -------------
AEROSPACE & DEFENSE--4.3%
Armor Holdings, Inc. 8.25%, 8/15/13                          1,500        1,575,000
Aviall, Inc. 7.625%, 7/1/11                                  1,930        2,021,675
DRS Technologies, Inc. 6.625%, 2/1/16(i)                       300          290,250
DRS Technologies, Inc. 7.625%, 2/1/18                          300          300,750
Esterline Technologies Corp. 7.75%, 6/15/13                    360          365,400
L-3 Communications Corp. 5.875%, 1/15/15                       550          518,375
L-3 Communications Corp. Series B 6.375%,
  10/15/15                                                   1,000          965,000
                                                                      -------------
                                                                          6,036,450
                                                                      -------------
ALTERNATIVE CARRIERS--0.5%
PanAmSat Corp. 144A 9%, 6/15/16(b)                             750          769,688

APPAREL RETAIL--0.1%
Mothers Work, Inc. 11.25%, 8/1/10                               80           84,800

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Russell Corp. 9.25%, 5/1/10(i)                                 750          787,500

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust
  Interests 0%, 12/24/06(e)(f)                               5,164            1,033

AUTOMOTIVE RETAIL--0.8%
Hertz Corp. 144A 8.875%, 1/1/14(b)                           1,075        1,126,063

BROADCASTING & CABLE TV--6.3%
Charter Communications Holdings II LLC/Charter
  Communications Holdings II Capital Corp.
  10.25%, 9/15/10                                              750          761,250
Charter Communications Operating LLC/ Charter
  Communications Operating Capital 144A
  8.375%, 4/30/14(b)                                         1,250        1,265,625
Echostar DBS Corp. 144A 7.125%, 2/1/16(b)                    2,015        1,989,812
Mediacom Broadband LLC 8.50%, 10/15/15(i)                    1,775        1,752,813

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
BROADCASTING & CABLE TV--(CONTINUED)
Rainbow National Services LLC 144A 8.75%,
  9/1/12(b)                                            $     1,400    $   1,487,500
Sinclair Broadcast Group, Inc. 8%, 3/15/12                   1,465        1,486,975
                                                                      -------------
                                                                          8,743,975
                                                                      -------------
BUILDING PRODUCTS--2.2%
Building Materials Corporation of America 7.75%,
  8/1/14(i)                                                  1,290        1,219,050
Ply Gem Industries, Inc. 9%, 2/15/12(i)                      2,090        1,839,200
                                                                      -------------
                                                                          3,058,250
                                                                      -------------
CASINOS & GAMING--5.2%
American Real Estate Partners LP/American Real
  Estate Finance Corp. 8.125%, 6/1/12                          665          678,300
American Real Estate Partners LP/American Real Estate
  Finance Corp. 7.125%, 2/15/13                                750          740,625
MGM MIRAGE 8.50%, 9/15/10(i)                                 1,415        1,483,981
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12                      2,850        2,867,813
Seminole Tribe of Florida 144A 5.798%, 10/1/13(b)              750          733,379
Seminole Tribe of Florida 144A 6.535%, 10/1/20(b)              750          718,122
                                                                      -------------
                                                                          7,222,220
                                                                      -------------
CATALOG RETAIL--0.6%
Harry & David Holdings, Inc. 9%, 3/1/13                        920          834,900

COMMUNICATIONS EQUIPMENT--1.1%
Dycom Industries, Inc. 8.125%, 10/15/15(i)                   1,480        1,494,800

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Trinity Industries, Inc. 6.50%, 3/15/14                        250          243,750

CONSUMER FINANCE--5.2%
Ford Motor Credit Co. 7%, 10/1/13(i)                         1,200        1,053,991
General Motors Acceptance Corp. 6.15%, 4/5/07(i)             1,500        1,494,498
General Motors Acceptance Corp. 5.625%,
  5/15/09(i)                                                 1,000          956,671
General Motors Acceptance Corp. 7.25%, 3/2/11                1,000          981,225
General Motors Acceptance Corp. 6.75%,
  12/1/14(i)                                                   750          707,084
Residential Capital Corp. 6.875%, 6/30/15                    2,000        2,028,378
                                                                      -------------
                                                                          7,221,847
                                                                      -------------

Phoenix High Yield Fund

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
DATA PROCESSING & OUTSOURCED SERVICES--1.5%
SunGard Data Systems, Inc. 9.125%, 8/15/13             $       875    $     897,969
SunGard Data Systems, Inc. 10.25%, 8/15/15(i)                1,130        1,151,187
                                                                      -------------
                                                                          2,049,156
                                                                      -------------
DISTRIBUTORS--0.6%
Berry Plastics Corp. 10.75%, 7/15/12                           820          899,950

ELECTRIC UTILITIES--1.1%
Reliant Energy, Inc. 9.25%, 7/15/10                            700          721,000
Reliant Energy, Inc. 9.50%, 7/15/13                            750          772,500
                                                                      -------------
                                                                          1,493,500
                                                                      -------------
FERTILIZERS & AGRICULTURAL CHEMICALS--2.0%
IMC Global, Inc. 10.875%, 8/1/13                             1,000        1,110,000
Tronox Worldwide LLC/Tronox Finance Corp.
  9.50%, 12/1/12                                             1,560        1,618,500
                                                                      -------------
                                                                          2,728,500
                                                                      -------------
FOOD RETAIL--2.5%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(c)                   1,305        1,331,916
Stater Bros. Holdings, Inc. 8.829%, 6/15/10(c)                 580          591,600
Stater Bros. Holdings, Inc. 8.125%, 6/15/12                  1,580        1,576,050
                                                                      -------------
                                                                          3,499,566
                                                                      -------------
HEALTH CARE FACILITIES--0.8%
US Oncology Holdings, Inc. 10.32%, 3/15/15(c)                  385          393,181
US Oncology, Inc. 9%, 8/15/12                                  650          679,250
                                                                      -------------
                                                                          1,072,431
                                                                      -------------
HEALTH CARE SERVICES--1.3%
Omnicare, Inc. 6.875%, 12/15/15(i)                           1,855        1,799,350

HOMEBUILDING--3.6%
Meritage Homes Corp. 7%, 5/1/14(i)                           1,475        1,290,625
Meritage Homes Corp. 6.25%, 3/15/15(i)                         870          719,925
Technical Olympic USA, Inc. 9%, 7/1/10(i)                      455          425,425
Technical Olympic USA, Inc. 10.375%, 7/1/12                  1,355        1,185,625
Technical Olympic USA, Inc. 144A 8.25%,
  4/1/11(b)(i)                                               1,480        1,365,300
                                                                      -------------
                                                                          4,986,900
                                                                      -------------
HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, 5/1/12                                               325          344,500

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.3%
Calpine Corp. 144A 0%, 7/15/13(b)(f)(g)                      2,320        2,250,400

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--
  (CONTINUED)
NRG Energy, Inc. 7.375%, 2/1/16                        $       495    $     485,100
TXU Corp. Series P 5.55%, 11/15/14(i)                          450          413,315
                                                                      -------------
                                                                          3,148,815
                                                                      -------------
INTEGRATED TELECOMMUNICATION SERVICES--6.6%
Embarq Corp. 7.082%, 6/1/16                                  1,025        1,031,555
Hughes Network Systems LLC/Hughes Network
  Systems Finance Corp. 144A 9.50%, 4/15/14(b)               1,790        1,790,000
Qwest Communications International, Inc. 8.67%,
  2/15/09(c)                                                 1,000        1,023,750
Qwest Communications International, Inc. Series
  B 7.50%, 2/15/14(i)                                        1,500        1,477,500
Qwest Corp. 7.875%, 9/1/11                                     500          520,000
Qwest Corp. 8.875%, 3/15/12                                  1,000        1,082,500
Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)            2,155        1,734,775
Windstream Corp. 144A 8.125%, 8/1/13(b)                        380          397,100
Windstream Corp. 144A 8.625%, 8/1/16(b)(i)                     190          198,550
                                                                      -------------
                                                                          9,255,730
                                                                      -------------
INVESTMENT BANKING & BROKERAGE--0.3%
E*Trade Financial Corp. 7.375%, 9/15/13(i)                     450          453,375

LIFE & HEALTH INSURANCE--0.7%
UnumProvident Finance Co. plc 144A 6.85%,
  11/15/15(b)                                                1,035        1,025,492

METAL & GLASS CONTAINERS--3.3%
AEP Industries, Inc. 7.875%, 3/15/13(i)                      2,855        2,869,275
Owens-Brockway Glass Container, Inc. 8.875%,
  2/15/09                                                    1,615        1,673,544
                                                                      -------------
                                                                          4,542,819
                                                                      -------------
MOVIES & ENTERTAINMENT--1.7%
WMG Holdings Corp. 0%, 12/15/14(c)                           3,315        2,411,662

OIL & GAS EQUIPMENT & SERVICES--0.7%
Gulfmark Offshore, Inc. 7.75%, 7/15/14(i)                    1,065        1,041,038

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Chesapeake Energy Corp. 6.625%, 1/15/16                      2,635        2,523,012

OIL & GAS STORAGE & TRANSPORTATION--6.8%
Atlas Pipeline Partners LP 144A 8.125%,
  12/15/15(b)                                                  605          612,563
Ferrellgas Escrow LLC/ Ferrellgas Finance
  Escrow Corp. 6.75%, 5/1/14                                 1,075        1,026,625

Phoenix High Yield Fund

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Ferrellgas Partners LP/Ferrellgas Partners
  Finance 8.75%, 6/15/12                               $       500    $     515,000
Holly Energy Partners LP 6.25%, 3/1/15                         925          851,000
Inergy LP/Inergy Finance Corp. 8.25%, 3/1/16                   595          609,875
MarkWest Energy Partners LP / MarkWest Energy
  Finance Corp. 144A 8.50%, 7/15/16(b)                         665          674,975
Pacific Energy Partners LP/ Pacific Energy Finance
  Corp. 6.25%, 9/15/15                                          70           68,250
Pacific Energy Partners LP/Pacific Energy Finance
  Corp. 7.125%, 6/15/14                                        625          634,375
SemGroup LP 144A 8.75%, 11/15/15(b)                          1,305        1,318,050
TransMontaigne, Inc. 9.125%, 6/1/10                          2,935        3,133,112
                                                                      -------------
                                                                          9,443,825
                                                                      -------------

PACKAGED FOODS & MEATS--1.1%
Pilgrim's Pride Corp. 9.625%, 9/15/11                        1,395        1,468,237

PAPER PACKAGING--0.9%
Caraustar Industries, Inc. 7.375%, 6/1/09(i)                 1,285        1,223,963

PAPER PRODUCTS--2.5%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)                 1,875        1,893,750
Verso Paper Holdings LLC & Verso Paper, Inc.
  144A 9.235%, 8/1/14(b)(c)                                    755          763,494
Verso Paper Holdings LLC & Verso Paper, Inc.
  144A 11.375%, 8/1/16(b)                                      470          470,000
Verso Paper Holdings LLC & Verso Paper, Inc.
  144A 9.125%, 8/1/14(b)                                       375          376,875
                                                                      -------------
                                                                          3,504,119
                                                                      -------------

PUBLISHING & PRINTING--1.3%
Primedia, Inc. 8.875%, 5/15/11(i)                              970          928,775
Primedia, Inc. 8%, 5/15/13                                   1,055          931,037
                                                                      -------------
                                                                          1,859,812
                                                                      -------------

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15                               500          502,258

SPECIALTY CHEMICALS--0.4%
Chemtura Corp. 6.875%, 6/1/16                                  535          518,950

STEEL--1.3%
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b)               1,795        1,795,000

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Capital Trust VI 7.908%, 6/13/36                     545          562,542

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
TIRES & RUBBER--1.0%
Goodyear Tire & Rubber Co. (The) 9%, 7/1/15(i)         $     1,475    $   1,427,063

TOBACCO--1.8%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)               1,600        1,609,048
Reynolds American, Inc.144A 6.50%, 7/15/10(b)                  415          413,877
Reynolds American, Inc.144A 7.625%, 6/1/16(b)                  500          511,612
                                                                      -------------
                                                                          2,534,537
                                                                      -------------

TRADING COMPANIES & DISTRIBUTORS--0.5%
H&E Equipment Services, Inc. 144A 8.375%,
  7/15/16(b)                                                   740          751,100

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis Budget Finance,
  Inc. 144A 7.75%, 5/15/16(b)(i)                             2,215        2,165,162
-----------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $110,542,042)                                          110,385,965
-----------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--13.2%

BERMUDA--2.0%
Intelsat Bermuda Ltd. 144A 11.64%, 6/15/13(b)(c)(i)            295          302,744
Intelsat Bermuda Ltd. 144A 9.25%, 6/15/16(b)                   295          303,112
Intelsat Subsidiary Holding Co. Ltd. 8.625%,
  1/15/15(i)                                                 2,250        2,238,750
                                                                      -------------
                                                                          2,844,606
                                                                      -------------
CANADA--5.4%
Cascades, Inc. 7.25%, 2/15/13(i)                             2,325        2,179,687
CHC Helicopter Corp. 7.375%, 5/1/14                          2,535        2,395,575
North American Energy Partners, Inc. 8.75%,
  12/1/11                                                    1,225        1,231,125
Stratos Global Corp. 144A 9.875%, 2/15/13(b)                 1,873        1,638,438
                                                                      -------------
                                                                          7,444,825
                                                                      -------------

IRELAND--2.7%
Eircom Funding 8.25%, 8/15/13                                3,490        3,786,650

LUXEMBOURG--1.4%
Basell AF SCA 144A 8.375%, 8/15/15(b)(i)                     1,990        1,942,737

POLAND--0.0%
Poland Telecom Finance BV Series B 14%,
  12/1/07(e)(f)(g)                                           4,942           61,770

UNITED KINGDOM--1.1%
Ineos Group Holdings plc 144A 8.50%, 2/15/16(b)              1,575        1,484,438

Phoenix High Yield Fund

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
UNITED STATES--0.6%
IMAX Corp. 9.625%, 12/1/10(i)                          $       730    $     766,500
-----------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $23,636,982)                                            18,331,526
-----------------------------------------------------------------------------------

LOAN AGREEMENTS--0.4%

PAPER PRODUCTS--0.4%
Georgia-Pacific Corp. Tranche C 7.77%, 12/23/13                500          503,750
-----------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $500,000)                                                  503,750
-----------------------------------------------------------------------------------
                                                         SHARES           VALUE
                                                       -----------    -------------
DOMESTIC COMMON STOCKS--0.2%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(e)                                           76                0

PACKAGED FOODS & MEATS--0.2%
B&G Foods, Inc.(i)                                          19,440          324,648
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $636,408)                                                  324,648
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $135,315,432)                                          129,545,889
                                                                      -------------

SHORT-TERM INVESTMENTS--23.8%

MONEY MARKET MUTUAL FUNDS--18.3%
State Street Navigator Prime Plus (5.28% seven
  day effective yield)(h)                               25,440,498       25,440,498

                                                        PAR VALUE
                                                          (000)           VALUE
                                                       -----------    -------------
FEDERAL AGENCY SECURITIES(j)--5.5%
FHLB 4.95%, 8/1/06                                         $ 7,700        7,700,000
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $33,140,498)                                            33,140,498
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--116.9%
(IDENTIFIED COST $168,455,930)                                          162,686,387(a)

Other assets and liabilities, net--(16.9)%                              (23,532,963)
                                                                      -------------
NET ASSETS--100.0%                                                    $ 139,153,424
                                                                      =============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,322,310 and gross depreciation of $7,697,337 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $169,061,414.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $37,607,106 or 27.0% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Corporate bonds are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Illiquid and restricted securities. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments. At July 31, 2006, these securities amounted to a value of $62,803 or 0% of net assets.

(f)   Security in default.

(g)   Non-income producing.

(h) Represents security purchased with cash collateral received for securities on loan.

(i)   All or a portion of security is on loan.

(j)   The rate shown is the discount rate.

Phoenix Mid-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)


                                                           SHARES          VALUE
                                                        ------------   -------------
DOMESTIC COMMON STOCKS--92.7%

AIRLINES--0.4%
Continental Airlines, Inc. Class B(b)(d)                     20,200    $     532,068

APPAREL RETAIL--3.6%
AnnTaylor Stores Corp.(b)(d)                                 59,900        2,459,494
Ross Stores, Inc.(d)                                         98,700        2,456,643
                                                                       -------------
                                                                           4,916,137
                                                                       -------------
APPLICATION SOFTWARE--0.6%
BEA Systems, Inc.(b)(d)                                      72,200          847,628

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Affiliated Managers Group, Inc.(b)(d)                         7,000          640,850

BROADCASTING & CABLE TV--4.1%
EchoStar Communications Corp. Class A(b)(d)                  89,700        3,143,985
Liberty Global, Inc. Class A(b)(d)                          114,500        2,501,825
                                                                       -------------
                                                                           5,645,810
                                                                       -------------
COAL & CONSUMABLE FUELS--1.7%
Foundation Coal Holdings, Inc.(d)                            60,200        2,296,028

COMMUNICATIONS EQUIPMENT--1.7%
Avaya, Inc.(b)(d)                                           245,800        2,276,108

COMPUTER STORAGE & PERIPHERALS--0.4%
Lexmark International, Inc. Class A(b)(d)                    11,400          616,170

CONSTRUCTION & ENGINEERING--1.5%
Granite Construction, Inc.(d)                                48,900        2,126,661

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
Terex Corp.(b)                                               20,400          914,736

CONSTRUCTION MATERIALS--0.5%
Martin Marietta Materials, Inc.(d)                            8,200          660,264

CONSUMER ELECTRONICS--0.4%
Harman International Industries, Inc.(d)                      6,700          537,340

DATA PROCESSING & OUTSOURCED SERVICES--4.5%
BISYS Group, Inc. (The)(b)(d)                                83,100        1,020,468
Ceridian Corp.(b)                                            97,600        2,343,376
Electronic Data Systems Corp.                               117,100        2,798,690
                                                                       -------------
                                                                           6,162,534
                                                                       -------------
DEPARTMENT STORES--3.9%
Nordstrom, Inc.(d)                                           79,800        2,737,140

                                                           SHARES          VALUE
                                                        ------------   -------------
DEPARTMENT STORES--(CONTINUED)
Penney (J.C.) Co., Inc.                                      41,100    $   2,587,656
                                                                       -------------
                                                                           5,324,796
                                                                       -------------
DIVERSIFIED METALS & MINING--1.9%
Freeport-McMoRan Copper & Gold, Inc. Class B
   (Indonesia)(c)(d)                                         46,900        2,558,864

ELECTRIC UTILITIES--1.1%
Allegheny Energy, Inc.(b)(d)                                 36,200        1,486,010

ELECTRICAL COMPONENTS & EQUIPMENT--4.0%
Cooper Industries Ltd. Class A(d)                            30,400        2,619,264
Roper Industries, Inc.                                       22,000          994,400
Thomas & Betts Corp.(b)                                      39,000        1,845,870
                                                                       -------------
                                                                           5,459,534
                                                                       -------------
ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Mettler-Toledo International, Inc.(b)                        44,600        2,744,238

ENVIRONMENTAL & FACILITIES SERVICES--1.9%
Republic Services, Inc.(d)                                   66,800        2,682,688

FOOD RETAIL--2.3%
Kroger Co. (The)(d)                                         135,000        3,095,550

GAS UTILITIES--1.9%
Questar Corp.(d)                                             29,600        2,622,560

HEALTH CARE EQUIPMENT--2.1%
Dade Behring Holdings, Inc.(d)                               71,400        2,908,122

HEALTH CARE FACILITIES--0.4%
Community Health Systems, Inc.(b)(d)                         14,100          511,266

HOTELS, RESORTS & CRUISE LINES--0.5%
Starwood Hotels & Resorts Worldwide, Inc.(d)                 12,400          651,992

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.4%
AES Corp. (The)(b)(d)                                       166,400        3,304,704

INDUSTRIAL CONGLOMERATES--2.7%
Carlisle Cos., Inc.(d)                                       10,300          822,867
Teleflex, Inc.                                               51,700        2,951,553
                                                                       -------------
                                                                           3,774,420
                                                                       -------------
INDUSTRIAL GASES--0.8%
Airgas, Inc.                                                 32,300        1,170,875

INDUSTRIAL MACHINERY--4.1%
Dover Corp.                                                  61,800        2,913,252

Phoenix Mid-Cap Growth Fund

                                                           SHARES          VALUE
                                                        ------------   -------------
INDUSTRIAL MACHINERY--(CONTINUED)
Parker-Hannifin Corp.                                        38,200    $   2,759,568
                                                                       -------------
                                                                           5,672,820
                                                                       -------------
INTERNET SOFTWARE & SERVICES--1.7%
VeriSign, Inc.(b)(d)                                        127,800        2,291,454

LIFE SCIENCES TOOLS & SERVICES--2.1%
Applera Corp. - Applied Biosystems Group(d)                  87,900        2,825,985

MANAGED HEALTH CARE--2.0%
Coventry Health Care, Inc.(b)                                51,400        2,708,780

OFFICE SERVICES & SUPPLIES--1.3%
Avery Dennison Corp.(d)                                      31,700        1,858,571

OIL & GAS DRILLING--2.4%
Unit Corp.(b)(d)                                             55,800        3,272,112

OIL & GAS EXPLORATION & PRODUCTION--3.4%
Range Resources Corp.(d)                                     33,100          930,441
St. Mary Land & Exploration Co.(d)                           68,900        2,962,700
W&T Offshore, Inc.(d)                                        23,300          793,598
                                                                       -------------
                                                                           4,686,739
                                                                       -------------

OIL & GAS REFINING & MARKETING--1.8%
Holly Corp.(d)                                               19,800        1,001,880
Sunoco, Inc.                                                 21,400        1,488,156
                                                                       -------------
                                                                           2,490,036
                                                                       -------------

PACKAGED FOODS & MEATS--1.7%
Campbell Soup Co.                                            63,000        2,310,840

PHARMACEUTICALS--3.5%
Endo Pharmaceuticals Holdings, Inc.(b)                       93,300        2,898,831
Mylan Laboratories, Inc.(d)                                  83,800        1,840,248
                                                                       -------------
                                                                           4,739,079
                                                                       -------------
PROPERTY & CASUALTY INSURANCE--3.9%
Ambac Financial Group, Inc.(d)                               34,300        2,850,673
Berkley (W.R.) Corp.                                         70,200        2,527,200
                                                                       -------------
                                                                           5,377,873
                                                                       -------------
RESTAURANTS--1.4%
Brinker International, Inc.                                  59,100        1,914,840

SEMICONDUCTORS--6.9%
Freescale Semiconductor, Inc. Class B(b)                    100,800        2,874,816
Intersil Corp. Class A(d)                                    27,000          634,770
Micron Technology, Inc.(b)                                  186,200        2,902,858
National Semiconductor Corp.                                132,600        3,084,276
                                                                       -------------
                                                                           9,496,720
                                                                       -------------

                                                           SHARES          VALUE
                                                        ------------   -------------
SOFT DRINKS--2.3%
Pepsi Bottling Group, Inc. (The)(d)                          94,300    $   3,135,475

SPECIALTY STORES--3.8%
Barnes & Noble, Inc.                                         77,000        2,581,040
Office Depot, Inc.(b)                                        72,100        2,599,205
                                                                       -------------
                                                                           5,180,245
                                                                       -------------
STEEL--1.0%
Nucor Corp.(d)                                               26,500        1,409,005

TRUCKING--0.3%
Swift Transportation Co., Inc.(b)(d)                         16,400          438,700

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Telephone and Data Systems, Inc.                             18,900          772,254
------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,368,400)                                           127,049,481
------------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.3%

COMPUTER STORAGE & PERIPHERALS--0.8%
Seagate Technology (Singapore)(b)(d)                         45,200        1,048,640

INDUSTRIAL MACHINERY--1.7%
Ingersoll-Rand Co. Ltd. Class A (United States)(d)           63,300        2,266,140

IT CONSULTING & OTHER SERVICES--2.0%
Accenture Ltd. Class A (United States)                       95,300        2,788,478

OIL & GAS DRILLING--1.3%
Nabors Industries Ltd. (United States)(b)(d)                 49,400        1,744,808

PHARMACEUTICALS--0.5%
Shire Pharmaceuticals Group plc ADR (United
   Kingdom)(d)                                               14,900          722,799
------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,411,506)                                               8,570,865
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $133,779,906)                                           135,620,346
                                                                       -------------

SHORT-TERM INVESTMENTS--20.6%

MONEY MARKET MUTUAL FUNDS--19.3%
State Street Navigator Prime Plus (5.28% seven
   day effective yield)(e)                               26,513,749       26,513,749

                                                        PAR VALUE
                                                           (000)           VALUE
                                                       ------------    -------------

COMMERCIAL PAPER(f)--1.3%
Clipper Receivables Co. LLC 5.29%, 8/1/06              $      1,735        1,735,000
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $28,248,749)                                             28,248,749
------------------------------------------------------------------------------------

Phoenix Mid-Cap Growth Fund


TOTAL INVESTMENTS--119.6%
(IDENTIFIED COST $162,028,655)                                           163,869,095(a)

Other assets and liabilities, net--(19.6)%                               (26,885,561)
                                                                       -------------
NET ASSETS--100.0%                                                     $ 136,983,534
                                                                       =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,588,801 and gross depreciation of $3,441,444 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $162,721,738.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)   The rate shown is the discount rate.

Phoenix Money Market Fund

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)


 FACE
 VALUE                                                  INTEREST       MATURITY
 (000)                  DESCRIPTION                       RATE           DATE        VALUE
 -----                  -----------                     --------       --------   ------------
FEDERAL AGENCY SECURITIES(d)--9.0%

$ 1,000          FHLB(c)                                  4.07          8/25/06   $    999,491
  1,500          FNMA                                     2.63         11/15/06      1,488,849
  1,000          FHLB(c)                                  4.38         11/28/06        996,930
  2,000          FHLB(c)                                  3.50         12/29/06      1,990,020
  2,000          FHLB(c)                                  5.28          6/14/07      2,000,000
  1,500          FHLB(c)                                  5.29          7/30/07      1,499,855
----------------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                                      8,975,145
----------------------------------------------------------------------------------------------


  FACE
  VALUE                                                 INTEREST
  (000)                 DESCRIPTION                       RATE         RESET DATE      VALUE
  -----                 -----------                     --------       ----------      -----
FEDERAL AGENCY SECURITIES--VARIABLE(c)--2.8%

    170          SBA (Final Maturity 1/25/21)             5.75           8/1/06       169,356
    346          SBA (Final Maturity 3/25/24)             5.63           8/1/06       327,358
    561          SBA (Final Maturity 10/25/22)            5.75          10/1/06       560,084
    570          SBA (Final Maturity 11/25/21)            5.88          10/1/06       569,224
    232          SBA (Final Maturity 2/25/23)             5.75          10/1/06       232,041
    304          SBA (Final Maturity 2/25/23)             5.75          10/1/06       303,764
    122          SBA (Final Maturity 5/25/21)             5.75          10/1/06       121,724
    486          SBA (Final Maturity 9/25/23)             5.63          10/1/06       485,998
----------------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                                           2,769,549
----------------------------------------------------------------------------------------------


VARIABLE MONEY MARKET CERTIFICATES(c)--3.9%

  2,100          Bank of America Corp. (Final Maturity
                  11/17/06)                               5.32          8/17/06     2,100,000

  1,800          General Electric Capital Corp. (Final
                  Maturity 9/18/06)                       5.53          9/18/06     1,800,348
----------------------------------------------------------------------------------------------
TOTAL VARIABLE MONEY MARKET CERTIFICATES                                            3,900,348
----------------------------------------------------------------------------------------------


 FACE
 VALUE                                           DISCOUNT   MATURITY
 (000)     DESCRIPTION                             RATE       DATE       VALUE
-------    -----------------------------------   --------   --------   ----------
COMMERCIAL PAPER--74.1%

  2,500    Alpine Securitization Corp.               5.28   8/17/06     2,494,133
    800    Bank of America Corp.                     5.25    8/1/06       800,000
  1,120    Bank of America Corp.                     5.27    8/1/06     1,120,000
  1,490    BellSouth Corp.                           5.25    8/2/06     1,489,783


 FACE
 VALUE                                           DISCOUNT   MATURITY
 (000)     DESCRIPTION                             RATE       DATE       VALUE
-------    -----------------------------------   --------   --------   ----------
$ 1,322    BellSouth Corp.                           5.28    8/7/06    $1,320,837
    925    BellSouth Corp.                           5.27    8/8/06       924,052
  2,535    CAFCO LLC                                 5.28   8/18/06     2,528,679
  1,000    CAFCO LLC                                 5.35   8/24/06       996,582
  2,015    Cargill, Inc.                             5.25    8/3/06     2,014,412
    655    Cargill, Inc.                             5.25    8/4/06       654,713
  2,900    Ciesco LLC                                5.15    8/3/06     2,899,170
    715    CIT Group, Inc.                           4.76    8/9/06       714,244
  2,600    CIT Group, Inc.                           5.16   8/21/06     2,592,547
  2,000    Clipper Receivables Co. LLC               5.28    8/4/06     1,999,120
  3,015    Clipper Receivables Co. LLC               5.33   8/18/06     3,007,411
  2,000    Danaher Corp.                             5.28   8/11/06     1,997,067
  2,500    Danske Corp.                              5.25    8/7/06     2,497,812
  2,500    Gannett Co., Inc.                         5.24    8/8/06     2,497,453
  1,312    Gannett Co., Inc.                         5.25    8/8/06     1,310,661
  2,165    Gemini Securitization LLC                 5.34   8/25/06     2,157,293
    730    General Electric Capital Corp.            5.04   8/11/06       728,978
  1,900    General Electric Capital Corp.            5.30   8/16/06     1,895,804
  2,500    George Street Finance LLC                 5.31   8/15/06     2,494,838
    870    George Street Finance LLC                 5.34   8/15/06       868,193
  1,175    George Street Finance LLC                 5.34   8/21/06     1,171,514
    240    International Lease Finance Corp.         5.29    8/1/06       240,000
  2,500    International Lease Finance Corp.         5.06   9/13/06     2,484,890
  1,400    Lockhart Funding LLC                      5.17    8/4/06     1,399,397
  2,000    Lockhart Funding LLC                      5.31   8/16/06     1,995,575
  1,500    Lockhart Funding LLC                      5.33   8/23/06     1,495,114
  2,885    Merrill Lynch & Co., Inc.                 5.25    8/9/06     2,881,634
    230    Merrill Lynch & Co., Inc.                 5.26   8/11/06       229,664
  2,900    Preferred Receivables Funding Corp.       5.27    8/7/06     2,897,453
  2,000    Preferred Receivables Funding Corp.       5.38   8/28/06     1,991,930
  1,900    Private Export Funding Corp.              5.03   8/10/06     1,897,611
  2,000    Private Export Funding Corp.              5.05   8/10/06     1,997,475
  1,000    Private Export Funding Corp.              5.31   8/24/06       996,608
  2,720    Ranger Funding Co. LLC                    5.37   9/19/06     2,700,119
  1,300    Target Corp.                              5.24    8/7/06     1,298,865
  2,500    Target Corp.                              5.26   8/14/06     2,495,251
  2,505    UBS Finance Delaware LLC                  5.27   8/10/06     2,501,700
    775    UBS Finance Delaware LLC                  5.31   8/21/06       772,714
    305    UBS Finance Delaware LLC                  5.32   8/22/06       304,053
---------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                 73,755,349
---------------------------------------------------------------------------------

Phoenix Money Market Fund

  FACE                                                             RESET/
  VALUE                                                INTEREST   MATURITY
  (000)     DESCRIPTION                                  RATE       DATE          VALUE
 -----      -----------                                --------   --------    ------------
MEDIUM TERM NOTES--10.1%

$ 1,000    Bank of America (MBNA) Corp.                   6.25   1/17/07(f)   $  1,003,809
  2,000    National Australia Bank Ltd. 144A
             (Australia)(b) (c) (e)                       5.31      8/7/07       2,000,000
  2,000    Nordea Bank AB 144A (Sweden)(b) (c) (e)        5.33      8/9/07       2,000,000
  5,000    HSH Nordbank AG (Germany)144A(b) (c) (e)       5.43     8/23/07       5,000,000
------------------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                                         10,003,809
------------------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $99,404,200)                                                   99,404,200(a)

Other assets and liabilities, net--0.1%                                            120,237
                                                                               -----------
NET ASSETS--100.0%                                                             $99,524,437
                                                                               ===========


(a) Federal Income Tax Information: At July 31, 2006, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31,2006, these securities amounted to a value of $ 9,000,000 or 9.0% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   The interest rate shown is the coupon rate.

(e) The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(f)   Denotes final maturity date.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

    NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Phoenix Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

    A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

        As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

        Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

        The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

    B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

    C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

    D. FOREIGN SECURITY COUNTRY DETERMINATION

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

        A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

    E. FORWARD CURRENCY CONTRACTS

        Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

        At July 31, 2006, the Balanced Fund had entered into forward currency contracts as follows:

                                                                                                  NET
                                        IN                                                    UNREALIZED
               CONTRACT TO              EXCHANGE          SETTLEMENT                         APPRECIATION
               RECEIVE                  FOR               DATE              VALUE           (DEPRECIATION)
               -----------              ---               ----              ------          --------------
              JPY  132,673,440          USD 1,215,738     8/14/06         $1,159,819           $(55,919)
                                                                                               ========


                                                                                                  NET
                                        IN                                                    UNREALIZED
               CONTRACT TO              EXCHANGE          SETTLEMENT                         APPRECIATION
               SELL                     FOR               DATE              VALUE           (DEPRECIATION)
               -----------              ---               ----              -----           --------------
              JPY 114,750,405           USD 1,045,000     8/10/06         $1,002,503           $42,497
                                                                                               =======
                 JPY Japanese Yen            USD United States Dollars

    F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

        Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

    G. SECURITY LENDING

        Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

    H. LOAN AGREEMENTS

        Certain Funds may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

    portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

    I. REIT investments

        Dividend income is recorded using management's estimates of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from estimated amounts.

    NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

         In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

         Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

        High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

        At July 31, 2006, The Mid-Cap Growth Fund held securities issued by various companies in the Information Technology sector comprising 23% of the total net assets of the Fund.

    NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

    Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

PHOENIX SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

       At July 31, 2006, the Funds held the following restricted securities:

                                                                    MARKET         % OF
                                      ACQUISITION   ACQUISITION    VALUE AT    NET ASSETS AT
                                         DATE          COST        7/31/06        7/31/06
                                      -----------   -----------   ----------   -------------
    BALANCED FUND
    -------------
     ITW Cupids Financial
     Trust I 144A
     6.55%, 12/31/11                    4/18/02     $4,991,653    $5,155,500         0.5%

    HIGH YIELD FUND
    ---------------

     CB Cambridge Industries
      Liquidating Trust Interests      12/24/01       $369,206        $1,033         0.0%

     Poland Telecom Finance
     Series B 14%, 12/1/07             11/24/97      5,000,000       $61,770         0.0

      ACG Holdings, Inc.                12/4/93        357,881            $0         0.0

        At the end of the period, the value of restricted securities amounted to $5,155,500 or 0.5% of the net assets for the Balanced Fund and $62,803 or 0.0% of the net assets for the High Yield Fund, respectively.

       The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     September 25, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.